STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0%
Advertising - .1%
Omnicom Group, Sr. Unscd. Notes	3.63	5/1/2022	500,000		520,183
The Interpublic Group of Companies, Sr. Unscd. Notes	3.75	10/1/2021	300,000		309,312
WPP Finance 2010, Gtd. Notes	3.75	9/19/2024	350,000		375,951
				1,205,446
Aerospace & Defense - .5%
L3Harris Technologies, Sr. Unscd. Notes	5.05	4/27/2045	200,000		259,103
Lockheed Martin, Sr. Unscd. Bonds	3.60	3/1/2035	250,000		285,078
Lockheed Martin, Sr. Unscd. Notes	3.55	1/15/2026	235,000		256,703
Lockheed Martin, Sr. Unscd. Notes	4.07	12/15/2042	250,000		301,998
Northrop Grumman, Sr. Unscd. Notes	3.50	3/15/2021	200,000		203,917
Northrop Grumman, Sr. Unscd. Notes	4.03	10/15/2047	160,000		187,454
Northrop Grumman Systems, Gtd. Notes	7.75	2/15/2031	500,000		742,163
Raytheon, Sr. Unscd. Debs.	7.20	8/15/2027	150,000		199,811
The Boeing Company, Sr. Unscd. Notes	2.70	2/1/2027	150,000		152,992
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000		129,107
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000		210,618
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	[a]	135,322
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	100,000		105,797
The Boeing Company, Sr. Unscd. Notes	3.90	5/1/2049	250,000		274,360
The Boeing Company, Sr. Unscd. Notes	3.95	8/1/2059	125,000		135,069
United Technologies, Sr. Unscd. Notes	3.13	5/4/2027	110,000		117,996
United Technologies, Sr. Unscd. Notes	3.65	8/16/2023	225,000		239,524
United Technologies, Sr. Unscd. Notes	4.13	11/16/2028	210,000		241,960
United Technologies, Sr. Unscd. Notes	4.50	6/1/2042	380,000		477,978

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Aerospace & Defense - .5% (continued)
United Technologies, Sr. Unscd. Notes	4.63	11/16/2048	105,000	138,357
United Technologies, Sr. Unscd. Notes	5.70	4/15/2040	300,000	426,284
United Technologies, Sr. Unscd. Notes	6.70	8/1/2028	50,000	66,724
				5,288,315
Agriculture - .4%
Altria Group, Gtd. Notes	2.85	8/9/2022	500,000	511,952
Altria Group, Gtd. Notes	3.80	2/14/2024	300,000	319,663
Altria Group, Gtd. Notes	4.80	2/14/2029	300,000	340,305
Altria Group, Gtd. Notes	5.80	2/14/2039	300,000	365,213
Altria Group, Gtd. Notes	6.20	2/14/2059	150,000	190,514
Archer-Daniels-Midland, Sr. Unscd. Notes	2.50	8/11/2026	350,000	362,243
BAT Capital, Gtd. Notes	2.76	8/15/2022	350,000	357,167
BAT Capital, Gtd. Notes	3.22	8/15/2024	310,000	322,539
BAT Capital, Gtd. Notes	3.56	8/15/2027	310,000	324,584
BAT Capital, Gtd. Notes	4.39	8/15/2037	180,000	188,357
Philip Morris International, Sr. Unscd. Notes	2.50	8/22/2022	600,000	610,926
Philip Morris International, Sr. Unscd. Notes	4.50	3/20/2042	300,000	351,093
Reynolds American, Gtd. Notes	5.70	8/15/2035	240,000	288,145
				4,532,701
Airlines - .1%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	454,050	490,761
JetBlue Pass Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	300,000	312,171
United Airlines Pass Through Trust, Ser 2013-1, Cl.A	4.30	8/15/2025	752,648	822,621
				1,625,553
Asset-Backed Ctfs./Auto Receivables - .2%
BMW Vehicle Owner Trust, Ser. 2018-A Cl. A4	2.51	6/25/2024	1,000,000	1,011,016
Carmax Auto Owner Trust 2019-4, Ser. 2019-4, Cl. A3	2.02	11/15/2024	186,000	188,086
Ford Credit Floorplan Master Owner Trust, Ser. 2019-3, Cl. A1	2.23	9/15/2024	150,000	152,334
GM Financial Consumer Automobile Receivables Trust, Ser. 2018-3, Cl. A3	3.02	5/16/2023	345,000	350,035
Nissan Auto Lease Trust, Ser. 2019-A, Cl. A3	2.76	3/15/2022	200,000	202,399

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Asset-Backed Ctfs./Auto Receivables - .2% (continued)
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	1,000,000	1,020,227
				2,924,097
Asset-Backed Ctfs./Credit Cards - .3%
American Express Credit Account Master Trust, Ser. 2019-2, Cl. A	2.67	11/15/2024	100,000	102,578
BA Credit Card Trust, Ser. 2018-A1, Cl. A1	2.70	7/17/2023	925,000	935,811
Capital One Multi-Asset Execution Trust, Ser. 2017-A3, Cl. A3	2.43	1/15/2025	280,000	285,630
Capital One Multi-Asset Execution Trust, Ser. 2019-A1, Cl. A1	2.84	12/15/2024	250,000	256,818
Chase Issuance Trust, Ser. 2017-A4, Cl. A4	1.84	4/15/2022	500,000	500,107
Citibank Credit Card Issuance Trust, Ser. 2014-A5, Cl. A5	2.68	6/7/2023	500,000	507,743
Discover Card Execution Note Trust, Ser. 2017-A2, Cl. A2	2.39	7/15/2024	1,250,000	1,272,104
				3,860,791
Automobiles & Components - .5%
Aptiv, Gtd. Notes	4.25	1/15/2026	400,000	439,734
BorgWarner, Sr. Unscd. Notes	3.38	3/15/2025	500,000	532,686
Daimler Finance North America, Gtd. Notes	8.50	1/18/2031	200,000	304,227
Ford Motor, Sr. Unscd. Bonds	6.63	10/1/2028	400,000	458,392
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	160,000	157,691
Ford Motor Credit, Sr. Unscd. Notes	3.09	1/9/2023	300,000	302,666
Ford Motor Credit, Sr. Unscd. Notes	4.38	8/6/2023	400,000	419,520
Ford Motor Credit, Sr. Unscd. Notes	5.11	5/3/2029	250,000	262,795
General Motors, Sr. Unscd. Notes	4.20	10/1/2027	180,000	190,821
General Motors, Sr. Unscd. Notes	5.15	4/1/2038	90,000	96,010
General Motors, Sr. Unscd. Notes	5.20	4/1/2045	340,000	356,457
General Motors Financial, Gtd. Notes	4.30	7/13/2025	500,000	537,049
General Motors Financial, Sr. Unscd. Notes	3.55	7/8/2022	200,000	206,752
Toyota Motor, Sr. Unscd. Bonds	3.67	7/20/2028	200,000	226,721
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	370,000	[a] 374,945
Toyota Motor Credit, Sr. Unscd. Notes	2.63	1/10/2023	500,000	515,990
				5,382,456
Banks - 5.9%
Australia & New Zealand Banking Group, Sr. Unscd. Notes	2.30	6/1/2021	350,000	353,140
Banco Santander, Sr. Unscd. Notes	3.80	2/23/2028	400,000	433,238
Bank of America, Sr. Unscd. Notes	2.46	10/22/2025	200,000	204,404

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 5.9% (continued)
Bank of America, Sr. Unscd. Notes	2.63	4/19/2021	610,000	617,018
Bank of America, Sr. Unscd. Notes	2.88	10/22/2030	300,000	311,894
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	744,000	767,205
Bank of America, Sr. Unscd. Notes	3.19	7/23/2030	130,000	138,617
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	630,000	678,169
Bank of America, Sr. Unscd. Notes	3.82	1/20/2028	310,000	340,341
Bank of America, Sr. Unscd. Notes	3.86	7/23/2024	150,000	159,613
Bank of America, Sr. Unscd. Notes	3.95	1/23/2049	75,000	88,506
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	150,000	167,244
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	300,000	337,383
Bank of America, Sr. Unscd. Notes	4.13	1/22/2024	500,000	543,290
Bank of America, Sr. Unscd. Notes	4.24	4/24/2038	160,000	191,818
Bank of America, Sr. Unscd. Notes	4.27	7/23/2029	180,000	205,587
Bank of America, Sr. Unscd. Notes	4.33	3/15/2050	145,000	181,414
Bank of America, Sr. Unscd. Notes	5.00	1/21/2044	500,000	668,138
Bank of America, Sub. Notes	4.00	1/22/2025	500,000	541,349
Bank of America, Sub. Notes, Ser. L	4.18	11/25/2027	500,000	555,315
Bank of Montreal, Sr. Unscd. Notes	2.05	11/1/2022	300,000	303,018
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	500,000	527,807
Barclays, Sr. Unscd. Notes	3.20	8/10/2021	500,000	508,915
Barclays, Sr. Unscd. Notes	4.34	1/10/2028	200,000	220,512
Barclays, Sr. Unscd. Notes	4.38	1/12/2026	200,000	220,767
BPCE, Gtd. Notes	4.00	4/15/2024	200,000	216,525
Citibank, Sr. Unscd. Notes	2.84	5/20/2022	250,000	253,414
Citigroup, Sr. Unscd. Bonds	2.90	12/8/2021	500,000	509,771
Citigroup, Sr. Unscd. Notes	2.88	7/24/2023	500,000	510,743
Citigroup, Sr. Unscd. Notes	3.67	7/24/2028	500,000	544,747
Citigroup, Sr. Unscd. Notes	3.88	1/24/2039	60,000	68,717
Citigroup, Sr. Unscd. Notes	4.08	4/23/2029	100,000	112,201
Citigroup, Sr. Unscd. Notes	4.28	4/24/2048	200,000	247,866
Citigroup, Sr. Unscd. Notes	4.65	7/23/2048	150,000	196,108
Citigroup, Sr. Unscd. Notes	6.63	1/15/2028	100,000	129,192
Citigroup, Sub. Notes	5.50	9/13/2025	500,000	582,507
Citigroup, Sub. Notes	6.68	9/13/2043	500,000	762,021
Cooperatieve Rabobank, Gtd. Notes	3.95	11/9/2022	1,000,000	1,050,876
Credit Suisse AG, Sr. Unscd. Notes	2.10	11/12/2021	400,000	403,149
Credit Suisse Group Funding, Gtd. Notes	3.75	3/26/2025	500,000	537,197
Credit Suisse Group Funding, Gtd. Notes	4.88	5/15/2045	280,000	366,788
Deutsche Bank, Sr. Unscd. Notes	4.25	10/14/2021	290,000	298,772
Development Bank of Japan, Sr. Unscd. Notes	2.00	10/19/2021	500,000	502,699

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 5.9% (continued)
Discover Bank, Sr. Unscd. Bonds	3.45	7/27/2026	500,000	529,287
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000	439,831
Fifth Third Bancorp, Sr. Unscd. Notes	3.50	3/15/2022	600,000	620,957
HSBC Holdings, Sr. Unscd. Notes	2.63	11/7/2025	400,000	406,874
HSBC Holdings, Sr. Unscd. Notes	3.40	3/8/2021	600,000	610,529
HSBC Holdings, Sr. Unscd. Notes	3.90	5/25/2026	295,000	320,970
HSBC Holdings, Sr. Unscd. Notes	3.97	5/22/2030	300,000	329,929
HSBC Holdings, Sr. Unscd. Notes	5.10	4/5/2021	750,000	778,473
HSBC Holdings, Sub. Notes	4.25	3/14/2024	500,000	537,808
HSBC Holdings, Sub. Notes	6.50	5/2/2036	850,000	1,176,323
Industrial & Commercial Bank of China, Sr. Unscd. Bonds	2.45	10/20/2021	500,000	502,460
ING Groep, Sr. Unscd. Notes	3.15	3/29/2022	300,000	308,193
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	300,000	318,130
Intesa Sanpaolo, Gtd. Bonds	5.25	1/12/2024	400,000	439,921
JPMorgan Chase & Co., Sr. Unscd. Notes	2.30	10/15/2025	230,000	233,731
JPMorgan Chase & Co., Sr. Unscd. Notes	2.40	6/7/2021	1,240,000	1,251,860
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	220,000	226,251
JPMorgan Chase & Co., Sr. Unscd. Notes	2.78	4/25/2023	300,000	306,168
JPMorgan Chase & Co., Sr. Unscd. Notes	3.20	1/25/2023	1,000,000	1,042,514
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000	534,597
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000	146,445
JPMorgan Chase & Co., Sr. Unscd. Notes	3.80	7/23/2024	140,000	148,815
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	123,207
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	200,000	237,280
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000	223,954
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	150,000	170,460
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	400,000	493,450
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	500,000	538,857
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	500,000	540,655
JPMorgan Chase & Co., Sub. Notes	4.13	12/15/2026	500,000	559,798
KeyBank, Sr. Unscd. Notes	3.30	6/1/2025	400,000	428,377

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 5.9% (continued)
KeyBank, Sub. Notes	6.95	2/1/2028	100,000	128,633
Kreditanstalt Fuer Wiederaufbau, Govt Gtd. Notes	2.38	12/29/2022	305,000	313,934
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	1.50	6/15/2021	765,000	765,770
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	1.63	3/15/2021	1,900,000	1,903,397
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	1.75	8/22/2022	210,000	212,104
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	2.00	5/2/2025	1,100,000	1,133,417
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	2.13	3/7/2022	620,000	629,468
Kreditanstalt Fuer Wiederaufbau, Gov't. Gtd. Bonds	2.50	2/15/2022	300,000	306,712
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	2.38	6/10/2025	500,000	524,783
Lloyds Banking Group, Sr. Unscd. Notes	4.55	8/16/2028	500,000	573,817
Llyods Banking Group, Sub. Notes	4.58	12/10/2025	820,000	902,757
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.00	2/22/2022	500,000	512,101
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.54	7/26/2021	300,000	308,111
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.68	2/22/2027	500,000	545,556
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.76	7/26/2023	300,000	318,341
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	4.29	7/26/2038	200,000	242,350
Mizuho Financial Group, Sr. Unscd. Bonds	2.27	9/13/2021	500,000	503,591
Mizuho Financial Group, Sr. Unscd. Bonds	2.84	9/13/2026	500,000	515,783
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	178,242
Morgan Stanley, Sr. Unscd. Notes	2.72	7/22/2025	100,000	102,945
Morgan Stanley, Sr. Unscd. Notes	3.13	1/23/2023	150,000	155,691
Morgan Stanley, Sr. Unscd. Notes	3.63	1/20/2027	380,000	412,304
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	500,000	528,178
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	198,407
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	500,000	549,769
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	500,000	622,947
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	442,255
Morgan Stanley, Sub. Notes	3.95	4/23/2027	500,000	546,590
Morgan Stanley, Sub. Notes	4.10	5/22/2023	500,000	532,983

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 5.9% (continued)
National Australia Bank, Sr. Unscd. Notes	1.88	12/13/2022	250,000		251,370
National Australia Bank, Sr. Unscd. Notes	2.50	7/12/2026	500,000		513,093
Northern Trust, Sub. Notes	3.95	10/30/2025	846,000		939,298
PNC Bank, Sr. Unscd. Notes	2.63	2/17/2022	500,000		509,506
PNC Bank, Sub. Notes	3.80	7/25/2023	500,000		531,566
Royal Bank of Canada, Sr. Unscd. Notes	1.95	1/17/2023	200,000		201,422
Royal Bank of Scotland Group, Sr. Unscd. Notes	4.80	4/5/2026	500,000		565,668
Royal Bank of Scotland Group, Sub. Bonds	6.13	12/15/2022	300,000		328,942
Skandinaviska Enskilda Banken, Sr. Unscd. Notes	1.88	9/13/2021	250,000		250,679
State Street, Sr. Unscd. Notes	3.55	8/18/2025	290,000		316,453
State Street, Sr. Unscd. Notes	3.70	11/20/2023	250,000		269,320
State Street, Sub. Notes	3.03	11/1/2034	225,000		233,375
Sumitomo Mitsui Banking, Gtd. Bonds	3.00	1/18/2023	290,000		299,670
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.45	1/11/2027	160,000		172,055
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.78	3/9/2026	500,000		545,749
SunTrust Bank, Sr. Unscd. Notes	2.75	5/1/2023	500,000		514,610
The Bank of Nova Scotia, Sr. Unscd. Notes	2.00	11/15/2022	180,000		181,440
The Bank of Nova Scotia, Sr. Unscd. Notes	2.80	7/21/2021	600,000		610,455
The Bank of Nova Scotia, Sr. Unscd. Notes	3.40	2/11/2024	500,000		529,785
The Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	500,000		561,220
The Goldman Sachs Group, Sr. Unscd. Bonds	4.22	5/1/2029	200,000		225,653
The Goldman Sachs Group, Sr. Unscd. Notes	2.35	11/15/2021	500,000		502,336
The Goldman Sachs Group, Sr. Unscd. Notes	3.63	1/22/2023	500,000	[a]	525,739
The Goldman Sachs Group, Sr. Unscd. Notes	3.63	2/20/2024	500,000		531,851
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	150,000		164,727
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	730,000		792,581
The Goldman Sachs Group, Sr. Unscd. Notes	6.25	2/1/2041	700,000		1,027,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Banks - 5.9% (continued)
The Goldman Sachs Group, Sub. Notes	4.25	10/21/2025	130,000	143,733
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	500,000	718,142
The Korea Development Bank, Sr. Unscd. Notes	2.75	3/19/2023	300,000	309,298
The PNC Financial Services Group, Sr. Unscd. Notes	2.20	11/1/2024	500,000	509,811
The PNC Financial Services Group, Sr. Unscd. Notes	2.55	1/22/2030	300,000	307,218
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	200,000	219,129
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.90	12/1/2022	300,000	301,879
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.50	7/19/2023	350,000	371,616
Truist Bank, Sr. Unscd. Notes	2.15	12/6/2024	250,000	253,064
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	200,000	205,293
Truist Financial, Sr. Unscd. Notes	3.70	6/5/2025	300,000	327,978
U.S. Bancorp, Sr. Unscd. Notes	3.00	3/15/2022	900,000	925,487
US Bank, Sr. Unscd. Notes	1.80	1/21/2022	250,000	250,930
US Bank, Sr. Unscd. Notes	3.40	7/24/2023	350,000	370,050
Wells Fargo & Co., Sr. Unscd. Notes	2.10	7/26/2021	620,000	623,640
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	470,000	481,140
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/2025	200,000	215,841
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000	153,689
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000	551,076
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000	560,961
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	500,000	605,891
Wells Fargo & Co., Sub. Notes	4.75	12/7/2046	500,000	621,895
Wells Fargo & Co., Sub. Notes, Ser. M	3.45	2/13/2023	500,000	522,068
Westpac Banking, Sr. Unscd. Notes	2.85	5/13/2026	200,000	208,713
Westpac Banking Corp, Sr. Unscd. Notes	2.00	1/13/2023	300,000	302,979
				67,853,069
Beverage Products - .6%
Anheuser-Busch InBev Finance, Gtd. Notes	4.00	1/17/2043	700,000	777,050
Anheuser-Busch Inbev Worldwide, Gtd. Notes	3.65	2/1/2026	315,000	342,590
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.00	4/13/2028	500,000	561,447
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.70	2/1/2036	590,000	711,086
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.60	4/15/2048	250,000	302,494

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Beverage Products - .6% (continued)
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	285,000	337,945
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.45	1/23/2039	120,000	156,825
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.80	1/23/2059	300,000	432,967
Diageo Capital, Gtd. Notes	2.38	10/24/2029	300,000	305,491
Diageo Investment, Gtd. Notes	4.25	5/11/2042	250,000	303,869
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	215,000	229,547
Molson Coors Beverage, Gtd. Notes	2.10	7/15/2021	500,000	501,749
Molson Coors Beverage, Gtd. Notes	4.20	7/15/2046	150,000	154,833
PepsiCo, Sr. Unscd. Notes	3.50	7/17/2025	500,000	545,061
PepsiCo, Sr. Unscd. Notes	4.45	4/14/2046	210,000	270,103
The Coca-Cola Company, Sr. Unscd. Notes	3.30	9/1/2021	750,000	770,700
				6,703,757
Building Materials - .0%
Johnson Controls International, Sr. Unscd. Notes	5.13	9/14/2045	10,000	12,467
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	91,433
				103,900
Chemicals - .4%
Celanese US Holdings, Gtd. Notes	4.63	11/15/2022	350,000	373,123
Dupont De Nemours, Sr. Unscd. Notes	4.21	11/15/2023	100,000	108,312
Dupont De Nemours, Sr. Unscd. Notes	4.73	11/15/2028	100,000	115,469
Dupont De Nemours, Sr. Unscd. Notes	5.42	11/15/2048	125,000	156,299
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	100,000	111,790
Ecolab, Sr. Unscd. Notes	2.70	11/1/2026	250,000	263,235
Ecolab, Sr. Unscd. Notes	4.35	12/8/2021	164,000	171,988
LYB International Finance, Gtd. Notes	4.00	7/15/2023	350,000	373,995
Nutrien, Sr. Unscd. Notes	3.63	3/15/2024	200,000	211,999
Nutrien, Sr. Unscd. Notes	5.25	1/15/2045	200,000	244,847
Praxair, Sr. Unscd. Notes	2.45	2/15/2022	400,000	406,538
The Dow Chemical Company, Sr. Unscd. Bonds	7.38	11/1/2029	500,000	686,769
The Dow Chemical Company, Sr. Unscd. Notes	3.63	5/15/2026	250,000	269,277
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	300,000	331,197
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	300,000	322,159

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Chemicals - .4% (continued)
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000		119,152
				4,266,149
Collateralized Municipal-Backed Securities - .9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K017, Cl. A2	2.87	12/25/2021	775,704	[b]	789,521
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K032, Cl. A1	3.02	2/25/2023	245,264	[b]	250,420
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K039, Cl. A2	3.30	7/25/2024	1,000,000	[b]	1,066,802
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K043, Cl. A2	3.06	12/25/2024	648,000	[b]	688,683
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A2	3.33	5/25/2025	1,000,000	[b]	1,080,225
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/25/2026	1,300,000	[b]	1,361,776
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K091, Cl. A2	3.51	3/25/2029	400,000	[b]	449,995
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K092, Cl. A2	3.30	4/25/2029	400,000	[b]	445,275
Federal National Mortgage Association, Ser. 2013-M14, Cl. APT	2.74	4/25/2023	270,313	[b]	275,841
Federal National Mortgage Association, Ser. 2017-M12, Cl. A2	3.18	6/25/2027	975,000	[b]	1,055,140
Federal National Mortgage Association, Ser. 2017-M8, Cl. A1	2.65	5/25/2027	498,268	[b]	511,463
Federal National Mortgage Association, Ser. 2018-M1, Cl. A2	3.08	12/25/2027	1,000,000	[b]	1,079,551
Federal National Mortgage Association, Ser. 2018-M10, Cl. A2	3.50	7/25/2028	750,000	[b]	831,152
Federal National Mortgage Association, Ser. 2019-M12, Cl. A2	2.89	5/25/2029	500,000	[b]	537,537

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Collateralized Municipal-Backed Securities - .9% (continued)
Federal National Mortgage Association, Ser. 2019-M5, Cl. A2	3.27	1/25/2029	200,000	[b] 220,538
				10,643,919
Commercial & Professional Services - .3%
Equifax, Sr. Unscd. Notes	2.60	12/1/2024	400,000	411,228
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	500,000	566,935
IHS Markit, Sr. Unscd. Notes	3.63	5/1/2024	223,000	235,107
Moody's, Sr. Unscd. Notes	3.25	6/7/2021	250,000	254,789
PayPal Holdings, Sr. Unscd. Notes	2.85	10/1/2029	95,000	97,862
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	450,000	488,509
S&P Global, Gtd. Notes	4.40	2/15/2026	230,000	260,541
The Cleveland Clinic Foundation, Unscd. Bonds	4.86	1/1/2114	150,000	208,178
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	125,645
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	62,192
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	250,000	284,883
				2,995,869
Commercial Mortgage Pass-Through Ctfs. - 1.4%
BANK, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	423,489
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	500,000	547,342
Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/2047	1,000,000	1,073,876
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.27	8/10/2050	750,000	818,510
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/10/2047	200,000	217,168
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	1,035,000	1,136,103
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/10/2047	453,580	476,839
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2012-LC9, Cl. A5	2.84	12/15/2047	795,157	812,743
JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C15, Cl. A5	4.13	11/15/2045	500,000	539,143
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/15/2047	725,000	779,775
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/15/2048	2,000,000	2,192,779

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.4% (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/2048	1,175,000	1,246,371
Morgan Stanley Capital I Trust, Ser. 2012-C4, Cl. AS	3.77	3/15/2045	720,000	742,623
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	2,000,000	2,112,185
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	580,344
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/2046	412,000	428,917
Wells Fargo Commercial Mortgage Trust, Ser. 2017-RC1, Cl. A2	3.12	1/15/2060	500,000	511,328
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44 Cl. A5	4.21	5/15/2051	900,000	1,032,660
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	363,217	367,964
				16,040,159
Consumer Discretionary - .1%
Hasbro, Sr. Unscd. Notes	3.15	5/15/2021	450,000	456,351
Marriott International, Sr. Unscd. Notes, Ser. N	3.13	10/15/2021	600,000	611,605
				1,067,956
Consumer Durables & Apparel - .0%
Nike, Sr. Unscd. Notes	2.25	5/1/2023	300,000	306,145
Nike, Sr. Unscd. Notes	3.63	5/1/2043	300,000	341,705
				647,850
Consumer Staples - .2%
Church & Dwight, Sr. Unscd. Notes	3.95	8/1/2047	300,000	350,603
Colgate-Palmolive, Sr. Unscd. Notes	2.45	11/15/2021	500,000	508,180
The Clorox Company, Sr. Unscd. Notes	3.80	11/15/2021	200,000	207,278
The Estee Lauder Companies, Sr. Unscd. Notes	2.00	12/1/2024	320,000	325,012
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	300,000	307,553
Unilever Capital, Gtd. Notes	5.90	11/15/2032	250,000	347,618
				2,046,244
Diversified Financials - .7%
AerCap Ireland Capital, Gtd. Notes	3.50	5/26/2022	500,000	515,117
AerCap Ireland Capital, Gtd. Notes	3.95	2/1/2022	500,000	517,671
Affiliated Managers Group, Sr. Unscd. Notes	3.50	8/1/2025	250,000	266,585
Air Lease, Sr. Unscd. Notes	3.75	2/1/2022	100,000	103,312
Ally Financial, Sr. Unscd. Notes	3.88	5/21/2024	200,000	211,333
Ally Financial, Sr. Unscd. Notes	4.25	4/15/2021	200,000	205,120

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Diversified Financials - .7% (continued)
American Express, Sub. Notes	3.63	12/5/2024	500,000	538,550
Ares Capital, Sr. Unscd. Notes	3.50	2/10/2023	300,000	307,821
Blackrock, Sr. Unscd. Notes	3.50	3/18/2024	250,000	269,189
Capital One Bank USA NA, Sr. Unscd. Notes	2.01	1/27/2023	300,000	301,075
Capital One Financial, Sr. Unscd. Notes	4.75	7/15/2021	300,000	312,677
Capital One Financial, Sub. Notes	3.75	7/28/2026	750,000	798,709
CME Group, Sr. Unscd. Notes	3.00	3/15/2025	250,000	264,285
GE Capital International Funding, Gtd. Notes	4.42	11/15/2035	600,000	676,702
Intercontinental Exchange, Gtd. Notes	4.00	10/15/2023	350,000	376,914
Intercontinental Exchange, Sr. Unscd. Notes	4.25	9/21/2048	75,000	92,652
Invesco Finance, Gtd. Notes	4.00	1/30/2024	250,000	269,840
Jefferies Group, Sr. Unscd. Debs.	6.45	6/8/2027	35,000	42,168
Jefferies Group, Sr. Unscd. Notes	5.13	1/20/2023	150,000	162,650
Legg Mason, Sr. Unscd. Notes	5.63	1/15/2044	200,000	241,451
Nasdaq, Sr. Unscd. Notes	4.25	6/1/2024	250,000	272,228
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/2024	500,000	536,805
TD Ameritrade Holding, Sr. Unscd. Notes	2.95	4/1/2022	200,000	205,006
Visa, Sr. Unscd. Notes	3.65	9/15/2047	55,000	64,674
Visa, Sr. Unscd. Notes	4.15	12/14/2035	270,000	331,147
Visa, Sr. Unscd. Notes	4.30	12/14/2045	200,000	256,841
				8,140,522
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	141,062
Electronic Components - .2%
Allegion US Holding, Gtd. Notes	3.20	10/1/2024	400,000	419,254
Arrow Electronics, Sr. Unscd. Notes	4.50	3/1/2023	500,000	531,249
Emerson Electric, Sr. Unscd. Notes	2.63	2/15/2023	260,000	267,633
Fortive, Sr. Unscd. Notes	2.35	6/15/2021	250,000	251,398
Roper Technologies, Sr. Unscd. Notes	3.80	12/15/2026	500,000	549,468
				2,019,002
Energy - 2.8%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	400,000	408,789
BP Capital Markets America, Gtd. Notes	3.25	5/6/2022	700,000	724,921
BP Capital Markets America, Gtd. Notes	3.80	9/21/2025	300,000	328,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Energy - 2.8% (continued)
BP Capital Markets America, Gtd. Notes	3.94	9/21/2028	300,000		337,177
BP Capital Markets America, Gtd. Notes	4.23	11/6/2028	100,000		114,645
Canadian Natural Resources, Sr. Unscd. Notes	6.25	3/15/2038	200,000		261,337
Cenovus Energy, Sr. Unscd. Notes	4.25	4/15/2027	500,000	[a]	534,691
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	180,000		204,819
Chevron, Sr. Unscd. Notes	2.95	5/16/2026	295,000		313,623
Chevron, Sr. Unscd. Notes	3.33	11/17/2025	165,000		179,085
CNOOC Finance 2013, Gtd. Notes	3.00	5/9/2023	500,000		512,774
Concho Resources, Gtd. Notes	4.30	8/15/2028	200,000		218,905
Concho Resources, Gtd. Notes	4.88	10/1/2047	60,000		69,684
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	150,000		175,029
ConocoPhillips, Gtd. Notes	5.95	3/15/2046	250,000		367,677
ConocoPhillips Holding, Sr. Unscd. Notes	6.95	4/15/2029	125,000		171,737
Devon Energy, Sr. Unscd. Notes	5.85	12/15/2025	71,000		84,903
Ecopetrol, Sr. Unscd. Notes	7.38	9/18/2043	300,000		415,780
Enable Midstream Partners, Sr. Unscd. Notes	5.00	5/15/2044	250,000		238,721
Enbridge, Gtd. Notes	4.25	12/1/2026	500,000		561,107
Energy Transfer Operating, Gtd. Notes	3.75	5/15/2030	200,000		204,526
Energy Transfer Operating, Gtd. Notes	5.00	5/15/2050	300,000		308,601
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	500,000		513,927
Energy Transfer Operating, Gtd. Notes	6.25	4/15/2049	95,000		112,822
Energy Transfer Partners, Gtd. Notes	4.50	11/1/2023	450,000		481,085
Enterprise Products Operating, Gtd. Notes	3.13	7/31/2029	300,000		311,785
Enterprise Products Operating, Gtd. Notes	3.35	3/15/2023	600,000		625,558
Enterprise Products Operating, Gtd. Notes	3.70	2/15/2026	200,000		216,963
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	95,000		97,843
Enterprise Products Operating, Gtd. Notes	4.25	2/15/2048	75,000		81,898
Enterprise Products Operating, Gtd. Notes	4.90	5/15/2046	500,000		588,693
EOG Resources, Sr. Unscd. Notes	3.90	4/1/2035	200,000		228,440

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Energy - 2.8% (continued)
Equinor Asa, Gtd. Notes	2.65	1/15/2024	500,000	518,163
Exxon Mobil, Sr. Unscd. Notes	2.28	8/16/2026	155,000	158,496
Exxon Mobil, Sr. Unscd. Notes	3.00	8/16/2039	430,000	446,886
Exxon Mobil, Sr. Unscd. Notes	3.10	8/16/2049	230,000	238,224
Exxon Mobil, Sr. Unscd. Notes	4.11	3/1/2046	500,000	605,180
Halliburton, Sr. Unscd. Notes	3.80	11/15/2025	415,000	449,300
Hess, Sr. Unscd. Notes	4.30	4/1/2027	250,000	267,270
Hess, Sr. Unscd. Notes	5.60	2/15/2041	250,000	288,694
HollyFrontier, Sr. Unscd. Bonds	5.88	4/1/2026	480,000	546,628
Kinder Morgan, Gtd. Notes	4.30	3/1/2028	500,000	552,651
Kinder Morgan Energy Partners, Gtd. Notes	3.50	9/1/2023	500,000	524,646
Kinder Morgan Energy Partners, Gtd. Notes	5.00	10/1/2021	300,000	312,758
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	300,000	333,668
Kinder Morgan Energy Partners, Gtd. Notes	7.40	3/15/2031	350,000	464,006
Marathon Oil, Sr. Unscd. Notes	6.60	10/1/2037	300,000	386,424
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	300,000	337,996
MPLX, Sr. Unscd. Notes	4.50	4/15/2038	105,000	108,812
MPLX, Sr. Unscd. Notes	4.88	12/1/2024	500,000	550,843
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	115,000	120,632
MPLX, Sr. Unscd. Notes	5.50	2/15/2049	150,000	172,080
Nexen, Gtd. Notes	5.88	3/10/2035	125,000	167,778
Noble Energy, Sr. Unscd. Notes	3.90	11/15/2024	200,000	213,667
Occidental Petroleum, Sr. Unscd. Notes	3.00	2/15/2027	300,000	305,746
Occidental Petroleum, Sr. Unscd. Notes	3.20	8/15/2026	350,000	361,492
Occidental Petroleum, Sr. Unscd. Notes	4.10	2/15/2047	310,000	300,368
Occidental Petroleum, Sr. Unscd. Notes	4.40	8/15/2049	250,000	257,703
Occidental Petroleum, Sr. Unscd. Notes	6.60	3/15/2046	250,000	333,259
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	300,000	356,482
Occidental Petroleum, Sr. Unscd. Notes, Ser. 1	4.10	2/1/2021	200,000	202,719
ONEOK, Gtd. Notes	4.00	7/13/2027	300,000	323,420
ONEOK Partners, Gtd. Notes	5.00	9/15/2023	500,000	548,582
ONEOK Partners, Gtd. Notes	6.85	10/15/2037	60,000	80,255
Petroleos Mexicanos, Gtd. Notes	4.88	1/18/2024	250,000	265,104

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Energy - 2.8% (continued)
Petroleos Mexicanos, Gtd. Notes	5.35	2/12/2028	195,000		198,363
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	125,000	[c]	126,469
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	500,000		496,142
Petroleos Mexicanos, Gtd. Notes	6.50	3/13/2027	570,000		619,600
Petroleos Mexicanos, Gtd. Notes	6.75	9/21/2047	200,000		203,067
Petroleos Mexicanos, Gtd. Notes	6.84	1/23/2030	190,000	[c]	206,198
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	125,000	[c]	127,144
Petroleos Mexicanos, Gtd. Notes	7.69	1/23/2050	573,000	[c]	632,549
Phillips 66, Gtd. Notes	4.88	11/15/2044	202,000	[a]	249,125
Pioneer Natural Resources, Sr. Unscd. Notes	3.95	7/15/2022	500,000		522,876
Plains All American Pipeline, Sr. Unscd. Notes	3.85	10/15/2023	300,000		314,744
Plains All American Pipeline, Sr. Unscd. Notes	4.90	2/15/2045	250,000		250,808
Sabine Pass Liquefaction, Sr. Scd. Notes	5.00	3/15/2027	600,000		669,986
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	4/15/2023	300,000		328,359
Shell International Finance, Gtd. Notes	1.88	5/10/2021	485,000		486,844
Shell International Finance, Gtd. Notes	2.38	11/7/2029	400,000		404,855
Shell International Finance, Gtd. Notes	2.88	5/10/2026	185,000		195,621
Shell International Finance, Gtd. Notes	3.25	5/11/2025	560,000		599,382
Shell International Finance, Gtd. Notes	4.13	5/11/2035	260,000		310,209
Spectra Energy Partners, Gtd. Notes	5.95	9/25/2043	200,000		261,795
Suncor Energy, Sr. Unscd. Notes	4.00	11/15/2047	50,000		54,756
Suncor Energy, Sr. Unscd. Notes	6.50	6/15/2038	300,000		423,210
Sunoco Logistics Partners Operations, Gtd. Notes	4.95	1/15/2043	200,000		201,637
Sunoco Logistics Partners Operations, Gtd. Notes	5.40	10/1/2047	110,000		119,442
Tennessee Gas Pipeline, Gtd. Debs.	7.63	4/1/2037	70,000		98,825
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	150,000		158,701
The Williams Companies, Sr. Unscd. Notes	4.00	9/15/2025	100,000		108,282
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	400,000		499,241
Total Capital International, Gtd. Notes	2.83	1/10/2030	170,000		178,987

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Energy - 2.8% (continued)
Total Capital International, Gtd. Notes	3.46	7/12/2049	50,000	54,494
TransCanada Pipelines, Sr. Unscd. Notes	3.75	10/16/2023	500,000	531,332
TransCanada Pipelines, Sr. Unscd. Notes	4.88	5/15/2048	60,000	72,037
TransCanada Pipelines, Sr. Unscd. Notes	6.20	10/15/2037	75,000	99,916
TransCanada Pipelines, Sr. Unscd. Notes	7.63	1/15/2039	300,000	461,431
Valero Energy, Gtd. Notes	7.50	4/15/2032	170,000	235,928
Valero Energy, Sr. Unscd. Notes	6.63	6/15/2037	165,000	223,276
				31,822,088
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	5.25	11/15/2021	500,000	531,652
Waste Management, Gtd. Notes	3.50	5/15/2024	500,000	533,120
Waste Management, Gtd. Notes	4.15	7/15/2049	250,000	301,026
				1,365,798
Financials - .0%
Brookfield Asset Management, Sr. Unscd. Notes	4.00	1/15/2025	250,000	273,549
Food Products - .4%
Campbell Soup, Sr. Unscd. Notes	3.30	3/19/2025	400,000	419,168
Campbell Soup, Sr. Unscd. Notes	4.15	3/15/2028	80,000	88,675
Conagra Brands, Sr. Unscd. Notes	3.20	1/25/2023	165,000	170,550
Conagra Brands, Sr. Unscd. Notes	4.85	11/1/2028	100,000	117,078
Conagra Brands, Sr. Unscd. Notes	5.40	11/1/2048	60,000	76,806
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	110,000	125,288
General Mills, Sr. Unscd. Notes	5.40	6/15/2040	300,000	392,940
Kellogg, Sr. Unscd. Notes	2.65	12/1/2023	300,000	308,475
Kraft Heinz Foods, Gtd. Notes	4.38	6/1/2046	400,000	410,902
Kraft Heinz Foods, Gtd. Notes	4.88	10/1/2049	75,000	[c] 82,548
Kraft Heinz Foods, Gtd. Notes	6.75	3/15/2032	525,000	680,189
Sysco, Gtd. Notes	5.38	9/21/2035	200,000	258,933
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	300,000	327,292
The Kroger Company, Sr. Unscd. Notes	7.50	4/1/2031	400,000	566,622
Tyson Foods, Sr. Unscd. Bonds	5.15	8/15/2044	250,000	315,212
				4,340,678
Foreign Governmental - 1.6%
Chile, Sr. Unscd. Notes	3.13	3/27/2025	500,000	529,005
Colombia, Sr. Unscd. Bonds	5.00	6/15/2045	500,000	608,717
Colombia, Sr. Unscd. Notes	3.88	4/25/2027	500,000	538,674
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000	31,824

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Foreign Governmental - 1.6% (continued)
Hungary, Sr. Unscd. Notes	6.38	3/29/2021	200,000		210,803
Hungary, Sr. Unscd. Notes	7.63	3/29/2041	300,000		506,081
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000		316,835
Indonesia, Sr. Unscd. Notes	4.35	1/11/2048	300,000		339,219
Israel, Gov't Gtd. Bonds	5.50	9/18/2023	450,000		513,560
Israel, Sr. Unscd. Bonds	3.15	6/30/2023	300,000		313,095
Japan Bank for International Cooperation, Gov't Gtd. Bonds	1.88	7/21/2026	500,000		505,136
Japan Bank for International Cooperation, Gov't Gtd. Notes	1.88	4/20/2021	490,000		491,815
Japan Bank for International Cooperation, Gov't Gtd. Notes	2.75	1/21/2026	750,000		795,646
Japan Bank for International Cooperation, Gov't. Gtd. Notes	1.75	1/23/2023	200,000		201,200
Japan Bank for International Cooperation, Gov't. Gtd. Notes	2.00	10/17/2029	300,000		305,656
Mexico, Sr. Unscd. Notes	3.63	3/15/2022	500,000		520,005
Mexico, Sr. Unscd. Notes	4.15	3/28/2027	345,000		375,277
Mexico, Sr. Unscd. Notes	4.60	1/23/2046	600,000		677,817
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	850,000	[a]	1,088,803
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		246,689
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	400,000		576,378
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		564,596
Peru, Sr. Unscd. Bonds	7.35	7/21/2025	500,000		641,457
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		470,956
Philippines, Sr. Unscd. Bonds	10.63	3/16/2025	800,000		1,135,412
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000		89,403
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	925,000		1,164,294
Province of Manitoba Canada, Unscd. Debs.	8.88	9/15/2021	450,000	[a]	502,292
Province of Ontario Canada, Sr. Unscd. Bonds	1.75	1/24/2023	300,000		302,561
Province of Ontario Canada, Sr. Unscd. Notes	3.40	10/17/2023	150,000		160,343
Province of Quebec Canada, Sr. Unscd. Debs., Ser. NJ	7.50	7/15/2023	200,000		239,518
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	550,000		816,512
Republic of Italy, Sr. Unscd. Debs.	6.88	9/27/2023	400,000		463,230
Republic of Poland, Sr. Unscd. Notes	5.00	3/23/2022	650,000		694,876
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000		130,430
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000		461,158

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Foreign Governmental - 1.6% (continued)
Uruguay, Sr. Unscd. Notes	4.50	8/14/2024	400,000	[a]	436,170
				17,965,443
Forest Products & Other - .1%
International Paper, Sr. Unscd. Notes	3.65	6/15/2024	400,000		426,325
International Paper, Sr. Unscd. Notes	4.40	8/15/2047	250,000		274,782
				701,107
Health Care - 3.0%
AbbVie, Sr. Unscd. Notes	2.60	11/21/2024	385,000	[c]	393,726
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	1,000,000		1,027,354
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	335,000	[c]	350,647
AbbVie, Sr. Unscd. Notes	3.60	5/14/2025	170,000		181,783
AbbVie, Sr. Unscd. Notes	4.05	11/21/2039	200,000	[c]	218,516
AbbVie, Sr. Unscd. Notes	4.25	11/21/2049	290,000	[c]	314,804
AbbVie, Sr. Unscd. Notes	4.25	11/14/2028	110,000		123,579
AbbVie, Sr. Unscd. Notes	4.30	5/14/2036	235,000		263,107
AbbVie, Sr. Unscd. Notes	4.45	5/14/2046	330,000		370,395
AbbVie, Sr. Unscd. Notes	4.88	11/14/2048	110,000		129,807
Aetna, Sr. Unscd. Notes	4.75	3/15/2044	250,000		291,070
Aetna, Sr. Unscd. Notes	6.63	6/15/2036	150,000		205,515
Allergan Funding, Gtd. Notes	3.80	3/15/2025	300,000		322,380
Allergan Funding, Gtd. Notes	4.75	3/15/2045	400,000		463,704
Amgen, Sr. Unscd. Notes	2.60	8/19/2026	1,000,000		1,032,521
Amgen, Sr. Unscd. Notes	4.66	6/15/2051	300,000		364,271
Anthem, Sr. Unscd. Notes	3.30	1/15/2023	500,000		521,545
Anthem, Sr. Unscd. Notes	4.38	12/1/2047	600,000		675,953
AstraZeneca, Sr. Unscd. Notes	4.38	11/16/2045	205,000		253,306
AstraZeneca, Sr. Unscd. Notes	4.38	8/17/2048	45,000		56,161
Baxalta, Gtd. Notes	5.25	6/23/2045	200,000		270,209
Becton Dickinson & Co., Sr. Unscd. Notes	3.13	11/8/2021	500,000		511,057
Becton Dickinson & Co., Sr. Unscd. Notes	3.73	12/15/2024	386,000		414,879
Biogen, Sr. Unscd. Notes	4.05	9/15/2025	500,000		551,986
Bristol-Myers Squibb, Sr. Unscd. Notes	2.00	8/1/2022	400,000		405,976
Bristol-Myers Squibb, Sr. Unscd. Notes	2.90	7/26/2024	285,000	[c]	298,311
Bristol-Myers Squibb, Sr. Unscd. Notes	3.25	2/20/2023	60,000	[c]	62,623
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	250,000	[c]	274,365
Bristol-Myers Squibb, Sr. Unscd. Notes	3.88	8/15/2025	190,000	[c]	208,782
Bristol-Myers Squibb, Sr. Unscd. Notes	3.90	2/20/2028	90,000	[c]	101,131

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Health Care - 3.0% (continued)
Bristol-Myers Squibb, Sr. Unscd. Notes	4.13	6/15/2039	110,000	[c]	132,535
Bristol-Myers Squibb, Sr. Unscd. Notes	4.25	10/26/2049	200,000	[c]	247,376
Bristol-Myers Squibb, Sr. Unscd. Notes	4.35	11/15/2047	90,000	[c]	112,235
Bristol-Myers Squibb, Sr. Unscd. Notes	4.55	2/20/2048	90,000	[c]	114,578
Cardinal Health, Sr. Unscd. Notes	3.20	3/15/2023	150,000		155,438
Cardinal Health, Sr. Unscd. Notes	4.60	3/15/2043	300,000		315,722
Cigna, Gtd. Notes	3.40	3/1/2027	300,000	[c]	318,446
Cigna, Gtd. Notes	3.40	9/17/2021	80,000	[a]	82,124
Cigna, Gtd. Notes	3.75	7/15/2023	190,000		201,045
Cigna, Gtd. Notes	3.88	10/15/2047	75,000	[c]	79,193
Cigna, Gtd. Notes	4.13	11/15/2025	130,000		143,035
Cigna, Gtd. Notes	4.38	10/15/2028	230,000		260,007
Cigna, Gtd. Notes	4.50	3/15/2021	300,000	[c]	306,307
Cigna, Gtd. Notes	4.80	7/15/2046	250,000	[c]	298,707
CVS Health, Sr. Unscd. Notes	2.88	6/1/2026	400,000		411,453
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	100,000		103,942
CVS Health, Sr. Unscd. Notes	3.35	3/9/2021	400,000		407,191
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	400,000		435,430
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	640,000		710,551
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	500,000		584,838
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	550,000		665,475
Danaher, Sr. Unscd. Notes	4.38	9/15/2045	250,000		309,368
Dignity Health, Scd. Bonds	5.27	11/1/2064	304,000		382,266
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	500,000		535,852
Gilead Sciences, Sr. Unscd. Notes	4.15	3/1/2047	220,000		255,331
Gilead Sciences, Sr. Unscd. Notes	4.50	4/1/2021	500,000		513,725
Gilead Sciences, Sr. Unscd. Notes	4.60	9/1/2035	190,000		235,509
Gilead Sciences, Sr. Unscd. Notes	4.80	4/1/2044	500,000		627,851
GlaxosmithKline Capital, Gtd. Notes	2.85	5/8/2022	500,000		513,296
GlaxoSmithKline Capital, Gtd. Notes	2.80	3/18/2023	300,000		310,297
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	140,000		147,448
GlaxoSmithKline Capital, Gtd. Notes	3.88	5/15/2028	125,000		141,247
HCA, Sr. Scd. Notes	4.13	6/15/2029	110,000		119,366
HCA, Sr. Scd. Notes	5.13	6/15/2039	50,000		57,931
HCA, Sr. Scd. Notes	5.25	6/15/2049	100,000		116,395
Humana, Sr. Unscd. Notes	3.85	10/1/2024	500,000		538,661
Johnson & Johnson, Sr. Unscd. Debs.	4.95	5/15/2033	170,000		219,068
Johnson & Johnson, Sr. Unscd. Notes	1.65	3/1/2021	525,000		526,068
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	380,000		394,655
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000		57,691

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Health Care - 3.0% (continued)
Johnson & Johnson, Sr. Unscd. Notes	3.75	3/3/2047	350,000	416,711
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	500,000	537,433
Kaiser Foundation Hospitals, Gtd. Notes	3.50	4/1/2022	400,000	415,264
Laboratory of America Holdings, Sr. Unscd. Notes	4.00	11/1/2023	400,000	426,574
Medtronic, Gtd. Notes	3.50	3/15/2025	550,000	596,033
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes	4.20	7/1/2055	200,000	251,780
Merck & Co., Sr. Unscd. Notes	2.75	2/10/2025	500,000	524,911
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	55,000	65,995
Merck & Co., Sr. Unscd. Notes	4.00	3/7/2049	80,000	97,795
Mount Sinai Hospitals Group, Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000	328,730
Mylan, Gtd. Notes	3.15	6/15/2021	200,000	203,206
Mylan, Gtd. Notes	5.40	11/29/2043	300,000	349,502
Northwell Healthcare, Scd. Notes	3.98	11/1/2046	250,000	277,585
Novartis Capital, Gtd. Notes	4.40	5/6/2044	340,000	432,341
Perrigo Finance Unlimited, Gtd. Notes	4.38	3/15/2026	200,000	214,431
Pfizer, Sr. Unscd. Notes	1.95	6/3/2021	355,000	357,105
Pfizer, Sr. Unscd. Notes	2.75	6/3/2026	470,000	494,384
Pfizer, Sr. Unscd. Notes	3.00	12/15/2026	250,000	266,721
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	100,000	110,365
Pfizer, Sr. Unscd. Notes	4.00	3/15/2049	65,000	78,203
Pfizer, Sr. Unscd. Notes	4.13	12/15/2046	300,000	363,164
Pfizer, Sr. Unscd. Notes	4.20	9/15/2048	60,000	74,262
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	279,050
Quest Diagnostics, Sr. Unscd. Notes	3.50	3/30/2025	250,000	266,722
Sanofi, Sr. Unscd. Notes	4.00	3/29/2021	550,000	565,296
Stryker, Sr. Unscd. Notes	3.50	3/15/2026	250,000	271,321
Stryker, Sr. Unscd. Notes	4.38	5/15/2044	250,000	302,568
Takeda Pharmaceutical, Sr. Unscd. Notes	4.40	11/26/2023	200,000	217,390
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	200,000	239,455
Thermo Fisher Scientific, Sr. Unscd. Notes	5.30	2/1/2044	250,000	334,733
Trinity Health, Scd. Bonds	4.13	12/1/2045	200,000	234,311
UnitedHealth Group, Sr. Unscd. Notes	2.88	12/15/2021	350,000	357,921
UnitedHealth Group, Sr. Unscd. Notes	3.75	10/15/2047	70,000	76,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Health Care - 3.0% (continued)
UnitedHealth Group, Sr. Unscd. Notes	3.75	7/15/2025	330,000	361,319
UnitedHealth Group, Sr. Unscd. Notes	3.88	12/15/2028	100,000	112,916
UnitedHealth Group, Sr. Unscd. Notes	4.25	6/15/2048	80,000	95,004
UnitedHealth Group, Sr. Unscd. Notes	4.45	12/15/2048	60,000	73,125
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	280,000	351,802
UnitedHealth Group, Sr. Unscd. Notes	6.88	2/15/2038	410,000	622,083
Wyeth, Gtd. Notes	6.50	2/1/2034	200,000	292,965
				34,684,361
Industrial - .6%
3M, Sr. Unscd. Notes	2.00	2/14/2025	345,000	347,621
3M, Sr. Unscd. Notes	2.25	9/19/2026	500,000	509,159
3M, Sr. Unscd. Notes	2.38	8/26/2029	390,000	395,960
3M, Sr. Unscd. Notes	3.38	3/1/2029	300,000	326,971
Caterpillar, Sr. Unscd. Bonds	6.05	8/15/2036	237,000	335,497
Caterpillar, Sr. Unscd. Notes	2.60	6/26/2022	600,000	612,311
Caterpillar, Sr. Unscd. Notes	4.30	5/15/2044	200,000	244,670
Caterpillar Financial Services, Sr. Unscd. Notes	2.95	2/26/2022	300,000	307,818
Eaton, Gtd. Notes	4.15	11/2/2042	200,000	239,187
General Electric, Sr. Unscd. Notes	6.75	3/15/2032	500,000	669,279
Illinois Tool Works, Sr. Unscd. Notes	3.90	9/1/2042	470,000	568,616
John Deere Capital, Sr. Unscd. Notes	2.05	1/9/2025	200,000	203,130
John Deere Capital, Sr. Unscd. Notes	2.80	3/6/2023	500,000	517,973
John Deere Capital, Sr. Unscd. Notes	3.15	10/15/2021	300,000	307,448
Parker-Hannifin, Sr. Unscd. Notes	4.00	6/14/2049	40,000	45,390
Stanley Black & Decker, Gtd. Notes	3.40	12/1/2021	400,000	410,923
Textron, Sr. Unscd. Notes	4.00	3/15/2026	500,000	541,032
Xylem, Sr. Unscd. Notes	4.38	11/1/2046	250,000	291,430
Xylem, Sr. Unscd. Notes	4.88	10/1/2021	21,000	22,058
				6,896,473
Information Technology - .6%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	250,000	267,601
Autodesk, Sr. Unscd. Notes	4.38	6/15/2025	250,000	277,424
Broadridge Financial Solutions, Sr. Unscd. Notes	2.90	12/1/2029	150,000	153,993
Fidelity National Information Services, Sr. Unscd. Bonds	3.00	8/15/2026	250,000	263,206
Fidelity National Information Services, Sr. Unscd. Notes	3.75	5/21/2029	200,000	223,685

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Information Technology - .6% (continued)
Fiserv, Sr. Unscd. Notes	2.75	7/1/2024	190,000	196,017
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	190,000	205,297
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	100,000	118,181
Microsoft, Sr. Unscd. Notes	1.55	8/8/2021	575,000	575,625
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	1,000,000	1,173,999
Microsoft, Sr. Unscd. Notes	4.45	11/3/2045	411,000	534,319
Microsoft, Sr. Unscd. Notes	4.50	2/6/2057	160,000	217,213
Microsoft, Sr. Unscd. Notes	4.75	11/3/2055	135,000	191,300
Microsoft, Sr. Unscd. Notes	5.20	6/1/2039	200,000	278,555
Oracle, Sr. Unscd. Notes	3.25	11/15/2027	250,000	270,876
Oracle, Sr. Unscd. Notes	3.40	7/8/2024	500,000	532,737
Oracle, Sr. Unscd. Notes	3.85	7/15/2036	500,000	572,634
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	480,000	555,025
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	160,000	186,894
Oracle, Sr. Unscd. Notes	4.38	5/15/2055	280,000	347,158
				7,141,739
Insurance - .8%
Aflac, Sr. Unscd. Notes	3.63	6/15/2023	300,000	320,480
American International Group, Sr. Unscd. Notes	3.88	1/15/2035	500,000	552,216
American International Group, Sr. Unscd. Notes	4.20	4/1/2028	90,000	101,457
American International Group, Sr. Unscd. Notes	4.75	4/1/2048	60,000	74,456
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	400,000	427,310
Aon, Gtd. Notes	3.75	5/2/2029	250,000	275,854
Aon, Gtd. Notes	4.60	6/14/2044	500,000	606,213
AXA, Sub. Bonds	8.60	12/15/2030	165,000	244,724
Berkshire Hathaway, Sr. Unscd. Notes	3.13	3/15/2026	500,000	535,881
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	135,000	163,984
Chubb INA Holdings, Gtd. Notes	3.35	5/15/2024	250,000	266,359
Equitable Holdings, Sr. Unscd. Notes	4.35	4/20/2028	90,000	99,687
First American Financial, Sr. Unscd. Notes	4.60	11/15/2024	500,000	543,273
Lincoln National, Sr. Unscd. Notes	3.63	12/12/2026	500,000	539,793
Loews, Sr. Unscd. Notes	2.63	5/15/2023	250,000	256,845
Marsh & McLennan, Sr. Unscd. Notes	4.38	3/15/2029	70,000	80,844
Marsh & McLennan, Sr. Unscd. Notes	4.90	3/15/2049	65,000	85,664
Marsh & McLennan, Sr. Unscd. Notes	5.88	8/1/2033	275,000	365,291
MetLife, Sr. Unscd. Notes	3.60	4/10/2024	250,000	269,275
MetLife, Sr. Unscd. Notes	4.05	3/1/2045	200,000	235,739
MetLife, Sr. Unscd. Notes	6.38	6/15/2034	150,000	221,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Insurance - .8% (continued)
Prudential Financial, Jr. Sub. Notes	5.20	3/15/2044	300,000	320,476
Prudential Financial, Sr. Unscd. Notes	3.70	3/13/2051	75,000	80,049
Prudential Financial, Sr. Unscd. Notes	4.60	5/15/2044	400,000	495,253
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	250,000	272,741
Reinsurance Group of America, Sr. Unscd. Notes	4.70	9/15/2023	350,000	383,125
The Allstate, Sub. Debs., Ser. B	5.75	8/15/2053	300,000	325,273
The Chubb, Gtd. Notes	6.00	5/11/2037	200,000	291,242
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	84,901
The Progressive Corp., Sr. Unscd. Notes	4.35	4/25/2044	250,000	301,777
The Progressive Corp., Sr. Unscd. Notes	6.63	3/1/2029	100,000	135,557
The Travelers Companies, Sr. Unscd. Notes	4.05	3/7/2048	300,000	361,447
Trinity Acquisition, Gtd. Notes	3.50	9/15/2021	500,000	511,771
				9,830,187
Internet Software & Services - .3%
Alibaba Group Holding, Sr. Unscd. Notes	3.13	11/28/2021	290,000	296,112
Alibaba Group Holding, Sr. Unscd. Notes	3.60	11/28/2024	300,000	318,683
Alibaba Group Holding, Sr. Unscd. Notes	4.00	12/6/2037	400,000	455,027
Alphabet, Sr. Unscd. Notes	2.00	8/15/2026	300,000	305,360
Alphabet, Sr. Unscd. Notes	3.63	5/19/2021	300,000	308,124
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	210,000	215,127
Amazon.com, Sr. Unscd. Notes	3.15	8/22/2027	650,000	703,806
Amazon.com, Sr. Unscd. Notes	3.88	8/22/2037	195,000	229,229
Baidu, Sr. Unscd. Notes	4.38	5/14/2024	200,000	216,020
Baidu, Sr. Unscd. Notes	4.88	11/14/2028	200,000	231,496
eBay, Sr. Unscd. Notes	4.00	7/15/2042	200,000	200,090
				3,479,074
Media - .9%
Charter Communications Operating, Sr. Scd. Notes	4.80	3/1/2050	300,000	324,225
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	510,000	571,118
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	100,000	119,999
Charter Communications Operating, Sr. Scd. Notes	6.48	10/23/2045	500,000	649,557

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Media - .9% (continued)
Comcast, Gtd. Bonds	4.00	8/15/2047	60,000		69,365
Comcast, Gtd. Bonds	4.75	3/1/2044	500,000		636,893
Comcast, Gtd. Notes	2.75	3/1/2023	100,000		103,192
Comcast, Gtd. Notes	2.85	1/15/2023	300,000	[a]	310,627
Comcast, Gtd. Notes	3.38	8/15/2025	730,000		784,684
Comcast, Gtd. Notes	3.70	4/15/2024	345,000		371,471
Comcast, Gtd. Notes	3.90	3/1/2038	75,000		85,828
Comcast, Gtd. Notes	4.00	3/1/2048	60,000		69,732
Comcast, Gtd. Notes	4.25	1/15/2033	500,000		596,198
Comcast, Gtd. Notes	4.60	10/15/2038	200,000		247,433
Comcast, Gtd. Notes	4.70	10/15/2048	405,000		520,649
Comcast, Gtd. Notes	6.45	3/15/2037	300,000		435,246
Comcast Cable Communications Holdings, Gtd. Notes	9.46	11/15/2022	304,000		367,935
Discovery Communications, Gtd. Notes	3.95	3/20/2028	350,000		378,482
Discovery Communications, Gtd. Notes	5.20	9/20/2047	300,000		354,482
Fox, Sr. Unscd. Notes	5.48	1/25/2039	65,000	[c]	82,403
Fox, Sr. Unscd. Notes	5.58	1/25/2049	85,000	[c]	112,111
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/2045	200,000		224,948
The Walt Disney Company, Gtd. Notes	1.75	8/30/2024	150,000		150,630
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	225,000		223,231
The Walt Disney Company, Gtd. Notes	2.75	9/1/2049	225,000		222,320
The Walt Disney Company, Gtd. Notes	4.75	11/15/2046	110,000		145,532
The Walt Disney Company, Gtd. Notes	6.20	12/15/2034	250,000		362,461
Time Warner Cable, Sr. Scd. Debs.	4.50	9/15/2042	250,000		260,085
Time Warner Cable, Sr. Scd. Debs.	6.55	5/1/2037	350,000		448,184
TWDC Enterprises 18, Gtd. Notes	2.30	2/12/2021	500,000		503,359
TWDC Enterprises 18, Gtd. Notes	3.00	2/13/2026	500,000		535,749
ViacomCBS, Gtd. Debs.	7.88	7/30/2030	150,000		217,582
ViacomCBS, Sr. Unscd. Notes	4.90	8/15/2044	240,000		275,314
				10,761,025
Metals & Mining - .3%
Barrick PD Australia Finance, Gtd. Notes	5.95	10/15/2039	400,000		531,544
BHP Billiton Finance USA, Gtd. Notes	4.13	2/24/2042	200,000		237,318
Newmont Goldcorp, Gtd. Notes	3.63	6/9/2021	500,000		510,233
Newmont Goldcorp, Gtd. Notes	6.25	10/1/2039	126,000		176,399
Nucor, Sr. Unscd. Notes	6.40	12/1/2037	200,000		284,533

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Metals & Mining - ..3% (continued)
Rio Tinto Alcan, Sr. Unscd. Debs.	7.25	3/15/2031	350,000	504,331
Southern Copper, Sr. Unscd. Notes	5.25	11/8/2042	500,000	592,509
Steel Dynamics, Gtd. Notes	4.13	9/15/2025	200,000	205,694
Vale Overseas, Gtd. Notes	6.88	11/21/2036	550,000	725,145
				3,767,706
Municipal Securities - .6%
American Municipal Power, Revenue Bonds (Build America Bond) Ser. B	8.08	2/15/2050	100,000	183,495
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	300,000	486,786
California, GO	3.50	4/1/2028	100,000	111,314
California, GO	7.50	4/1/2034	500,000	791,945
California, GO (Build America Bond)	7.55	4/1/2039	300,000	507,693
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	266,446
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3 & 4 Project J Bonds) (Build America Bond)	6.64	4/1/2057	348,000	499,136
Illinois, GO	5.10	6/1/2033	730,000	823,615
Los Angeles Unified School District, GO (Build America Bond)	5.75	7/1/2034	350,000	470,946
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	300,000	491,337
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	7.43	2/15/2029	250,000	324,977
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	400,000	660,408
New York City Water & Sewer System, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	534,088
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	300,000	415,614
San Diego County Water Authority, Revenue Bonds (Build America Bond) Ser. B	6.14	5/1/2049	300,000	448,257
The Ohio State University, Revenue Bonds, Ser. A	3.80	12/1/2046	250,000	296,420
				7,312,477

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Real Estate - .9%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2028	300,000	332,236
Alexandria Real Estate Equities, Gtd. Notes	4.00	1/15/2024	300,000	323,529
Alexandria Real Estate Equities, Gtd. Notes	4.85	4/15/2049	300,000	393,104
American Tower, Sr. Unscd. Notes	3.80	8/15/2029	90,000	98,012
AvalonBay Communities, Sr. Unscd. Notes	4.20	12/15/2023	400,000	433,513
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	100,000	116,624
Brixmor Operating Partnership, Sr. Unscd. Notes	3.90	3/15/2027	300,000	322,612
Crown Castle International, Sr. Unscd. Notes	3.20	9/1/2024	270,000	283,666
Crown Castle International, Sr. Unscd. Notes	3.70	6/15/2026	430,000	464,692
Duke Realty, Gtd. Notes	3.75	12/1/2024	400,000	431,023
Essex Portfolio, Gtd. Notes	4.00	3/1/2029	200,000	223,631
Federal Realty Investment Trust, Sr. Unscd. Notes	4.50	12/1/2044	200,000	242,570
Healthpeak Properties, Sr. Unscd. Notes	4.25	11/15/2023	400,000	431,529
Healthpeak Properties, Sr. Unscd. Notes	6.75	2/1/2041	300,000	444,587
Kimco Realty, Sr. Unscd. Notes	3.13	6/1/2023	250,000	258,964
Kimco Realty, Sr. Unscd. Notes	3.20	5/1/2021	250,000	253,939
Mid-America Apartments, Sr. Unscd. Notes	4.30	10/15/2023	400,000	431,853
National Retail Properties, Sr. Unscd. Notes	3.90	6/15/2024	500,000	536,728
Realty Income, Sr. Unscd. Notes	3.88	7/15/2024	500,000	541,286
Simon Property Group, Sr. Unscd. Notes	2.50	7/15/2021	750,000	757,827
Simon Property Group, Sr. Unscd. Notes	3.25	9/13/2049	65,000	66,705
Simon Property Group, Sr. Unscd. Notes	6.75	2/1/2040	150,000	227,429
Ventas Realty, Gtd. Notes	4.00	3/1/2028	300,000	328,217
Ventas Realty, Gtd. Notes	4.88	4/15/2049	200,000	249,250
Vereit Operating Partnership, Gtd. Notes	3.95	8/15/2027	500,000	540,590
Weingarten Realty Investors, Sr. Unscd. Notes	3.38	10/15/2022	250,000	257,061
Welltower, Sr. Unscd. Notes	4.13	3/15/2029	200,000	224,556
Weyerhaeuser, Sr. Unscd. Debs.	7.38	3/15/2032	500,000	708,181
				9,923,914

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Retailing - .7%
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	500,000		526,566
Costco Wholesale, Sr. Unscd. Notes	2.25	2/15/2022	500,000		507,244
Costco Wholesale, Sr. Unscd. Notes	3.00	5/18/2027	100,000		107,837
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	95,000		104,438
Loew's, Sr. Unscd. Notes	4.05	5/3/2047	120,000		134,105
Lowe's, Sr. Unscd. Notes	3.13	9/15/2024	500,000		526,864
Lowe's, Sr. Unscd. Notes	3.65	4/5/2029	80,000		87,375
Lowe's, Sr. Unscd. Notes	4.38	9/15/2045	250,000		289,376
Lowe's, Sr. Unscd. Notes	4.55	4/5/2049	80,000		96,588
McDonald's, Sr. Unscd. Notes	3.63	9/1/2049	50,000	[a]	53,528
McDonald's, Sr. Unscd. Notes	4.88	12/9/2045	465,000		589,674
QVC, Sr. Scd. Notes	5.45	8/15/2034	250,000		253,920
Starbucks, Sr. Unscd. Notes	4.30	6/15/2045	100,000		115,540
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	250,000		297,435
Target, Sr. Unscd. Notes	2.50	4/15/2026	400,000		417,434
Target, Sr. Unscd. Notes	3.90	11/15/2047	50,000		59,143
The Home Depot, Sr. Unscd. Notes	2.00	4/1/2021	300,000		301,715
The Home Depot, Sr. Unscd. Notes	4.88	2/15/2044	500,000		650,088
The Home Depot, Sr. Unscd. Notes	5.88	12/16/2036	300,000		426,523
Walgreens Boots Alliance, Sr. Unscd. Notes	3.30	11/18/2021	400,000		408,530
Walgreens Boots Alliance, Sr. Unscd. Notes	4.50	11/18/2034	400,000		429,096
Walmart, Sr. Unscd. Notes	2.35	12/15/2022	300,000		306,440
Walmart, Sr. Unscd. Notes	2.95	9/24/2049	200,000		206,888
Walmart, Sr. Unscd. Notes	3.25	7/8/2029	90,000		98,664
Walmart, Sr. Unscd. Notes	3.40	6/26/2023	265,000		280,824
Walmart, Sr. Unscd. Notes	3.63	12/15/2047	500,000		573,580
Walmart, Sr. Unscd. Notes	3.95	6/28/2038	90,000		107,680
Walmart, Sr. Unscd. Notes	4.05	6/29/2048	180,000		220,357
				8,177,452
Semiconductors & Semiconductor Equipment - .5%
Applied Materials, Sr. Unscd. Notes	3.90	10/1/2025	500,000		554,081
Broadcom, Gtd. Notes	4.75	4/15/2029	210,000	[a,c]	235,362
Broadcom Cayman Finance, Gtd. Notes	3.00	1/15/2022	760,000		773,775
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	110,000		113,550
Broadcom Cayman Finance, Gtd. Notes	3.63	10/15/2024	245,000	[c]	258,037
Broadcom Cayman Finance, Gtd. Notes	3.88	1/15/2027	300,000		317,322
Intel, Sr. Unscd. Notes	3.15	5/11/2027	110,000	[a]	119,393
Intel, Sr. Unscd. Notes	3.25	11/15/2049	150,000	[a]	160,548

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Semiconductors & Semiconductor Equipment - .5% (continued)
Intel, Sr. Unscd. Notes	3.30	10/1/2021	850,000		874,542
Intel, Sr. Unscd. Notes	3.73	12/8/2047	120,000		138,499
Intel, Sr. Unscd. Notes	4.10	5/11/2047	80,000		97,115
Nvidia, Sr. Unscd. Notes	2.20	9/16/2021	250,000		251,703
NXP, Gtd. Notes	4.88	3/1/2024	200,000	[c]	220,224
NXP, Gtd. Notes	5.35	3/1/2026	100,000	[c]	115,580
NXP, Gtd. Notes	5.55	12/1/2028	100,000	[c]	119,177
Qualcomm, Sr. Unscd. Notes	4.30	5/20/2047	120,000		143,325
Qualcomm, Sr. Unscd. Notes	4.65	5/20/2035	140,000		173,205
Texas Instruments, Sr. Unscd. Notes	4.15	5/15/2048	80,000		100,147
Xilinx, Sr. Unscd. Notes	3.00	3/15/2021	500,000		507,309
				5,272,894
Supranational Bank - 1.5%
African Development Bank, Sr. Unscd. Notes	2.38	9/23/2021	500,000		507,499
African Development Bank, Sr. Unscd. Notes	2.63	3/22/2021	500,000		506,407
African Development Bank, Sr. Unscd. Notes	3.00	9/20/2023	300,000		316,977
Asian Development Bank, Sr. Unscd. Notes	1.75	6/8/2021	500,000		501,942
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000		102,552
Asian Development Bank, Sr. Unscd. Notes	1.88	7/19/2022	170,000		172,140
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/2025	1,000,000		1,029,755
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		98,400
Asian Development Bank, Sr. Unscd. Notes	2.75	3/17/2023	500,000		521,007
Corp. Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	500,000		512,215
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000		301,554
European Investment Bank, Sr. Unscd. Bonds	1.63	3/14/2025	200,000		202,207
European Investment Bank, Sr. Unscd. Bonds	2.25	6/24/2024	160,000	[a]	165,804
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	1,000,000		1,023,493
European Investment Bank, Sr. Unscd. Notes	2.00	3/15/2021	1,000,000		1,005,862
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000		531,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Supranational Bank - 1.5% (continued)
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	305,000	315,451
European Investment Bank, Sr. Unscd. Notes	2.63	5/20/2022	500,000	514,071
European Investment Bank, Sr. Unscd. Notes	2.88	12/15/2021	300,000	308,173
Export Development Canada, Gov't Gtd. Bonds	2.63	2/21/2024	300,000	314,160
Export-Import Bank of Korea, Sr. Unscd. Bonds	4.00	1/14/2024	500,000	540,937
Export-Import Bank of Korea, Sr. Unscd. Notes	1.88	10/21/2021	500,000	500,915
Inter-American Development Bank, Sr. Unscd. Bonds	2.13	1/15/2025	1,000,000	1,035,067
Inter-American Development Bank, Sr. Unscd. Notes	1.75	3/14/2025	150,000	152,556
Inter-American Development Bank, Sr. Unscd. Notes	1.88	7/23/2021	50,000	50,346
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000	82,805
Inter-American Development Bank, Sr. Unscd. Notes	2.13	1/18/2022	370,000	375,059
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	225,000	232,350
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	300,000	337,764
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	2.50	7/29/2025	1,000,000	1,057,729
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	7.63	1/19/2023	300,000	353,783
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.38	9/20/2021	430,000	429,780
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	1/15/2025	300,000	303,286
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.75	4/19/2023	500,000	506,033
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.00	1/26/2022	620,000	627,510
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.75	7/23/2021	1,000,000	1,019,317

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Supranational Bank - 1.5% (continued)
International Finance, Sr. Unscd. Notes	1.13	7/20/2021	300,000		298,710
				16,854,756
Technology Hardware & Equipment - .6%
Apple, Sr. Unscd. Notes	1.80	9/11/2024	135,000		135,944
Apple, Sr. Unscd. Notes	2.20	9/11/2029	120,000		121,174
Apple, Sr. Unscd. Notes	2.40	1/13/2023	160,000		164,081
Apple, Sr. Unscd. Notes	2.50	2/9/2022	300,000		305,512
Apple, Sr. Unscd. Notes	2.95	9/11/2049	75,000		76,727
Apple, Sr. Unscd. Notes	3.20	5/11/2027	200,000		216,038
Apple, Sr. Unscd. Notes	3.35	2/9/2027	500,000		543,275
Apple, Sr. Unscd. Notes	3.45	5/6/2024	500,000		537,421
Apple, Sr. Unscd. Notes	3.75	11/13/2047	90,000		104,276
Apple, Sr. Unscd. Notes	4.25	2/9/2047	300,000		371,620
Apple, Sr. Unscd. Notes	4.45	5/6/2044	500,000		631,331
Dell International, Sr. Scd. Notes	6.02	6/15/2026	200,000	[c]	233,780
Dell International, Sr. Scd. Notes	8.35	7/15/2046	260,000	[c]	364,422
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/2025	500,000		565,823
HP, Sr. Unscd. Notes	6.00	9/15/2041	200,000		231,744
International Business Machines, Sr. Unscd. Notes	2.80	5/13/2021	250,000		253,924
International Business Machines, Sr. Unscd. Notes	3.00	5/15/2024	320,000		336,246
International Business Machines, Sr. Unscd. Notes	3.30	5/15/2026	250,000		269,248
International Business Machines, Sr. Unscd. Notes	3.45	2/19/2026	230,000		249,732
International Business Machines, Sr. Unscd. Notes	3.50	5/15/2029	220,000		242,423
International Business Machines, Sr. Unscd. Notes	4.15	5/15/2039	105,000		123,962
International Business Machines, Sr. Unscd. Notes	4.25	5/15/2049	160,000		192,925
International Business Machines, Sr. Unscd. Notes	5.60	11/30/2039	300,000		416,938
Seagate HDD, Gtd. Bonds	4.75	6/1/2023	400,000		424,743
				7,113,309
Telecommunication Services - 1.3%
America Movil, Gtd. Notes	6.38	3/1/2035	100,000		141,092
America Movil, Sr. Unscd. Notes	4.38	4/22/2049	200,000		243,868
AT&T, Sr. Unscd. Notes	2.80	2/17/2021	490,000		494,928
AT&T, Sr. Unscd. Notes	4.30	2/15/2030	907,000		1,026,961
AT&T, Sr. Unscd. Notes	4.35	3/1/2029	160,000		180,780
AT&T, Sr. Unscd. Notes	4.50	5/15/2035	500,000		576,816

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Telecommunication Services - 1.3% (continued)
AT&T, Sr. Unscd. Notes	4.50	3/9/2048	341,000		385,427
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	400,000		456,601
AT&T, Sr. Unscd. Notes	4.85	7/15/2045	300,000		353,187
AT&T, Sr. Unscd. Notes	4.85	3/1/2039	110,000	[a]	131,368
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	75,000		94,158
AT&T, Sr. Unscd. Notes	5.70	3/1/2057	360,000	[a]	481,173
AT&T, Sr. Unscd. Notes	6.00	8/15/2040	400,000		530,582
British Telecommunications, Sr. Unscd. Notes	9.63	12/15/2030	175,000		274,832
Cisco Systems, Sr. Unscd. Notes	2.95	2/28/2026	500,000	[a]	534,229
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	250,000		351,790
Corning, Sr. Unscd. Notes	3.90	11/15/2049	300,000		313,863
Corning, Sr. Unscd. Notes	4.38	11/15/2057	50,000		54,539
Deutsche Telekom International Finance, Gtd. Bonds	8.75	6/15/2030	300,000		452,876
Juniper Networks, Sr. Unscd. Notes	4.35	6/15/2025	200,000	[a]	219,989
Orange, Sr. Unscd. Notes	9.00	3/1/2031	300,000		476,245
Rogers Communications, Gtd. Notes	7.50	8/15/2038	125,000		193,743
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	300,000		369,443
Telefonica Emisiones, Gtd. Notes	7.05	6/20/2036	250,000		359,684
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	787,000		842,181
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	977,000		1,113,087
Verizon Communications, Sr. Unscd. Notes	4.33	9/21/2028	250,000		289,505
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	220,000		265,360
Verizon Communications, Sr. Unscd. Notes	4.86	8/21/2046	400,000		517,780
Verizon Communications, Sr. Unscd. Notes	5.01	4/15/2049	330,000		436,818
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/2023	1,000,000		1,117,354
Verizon Communications, Sr. Unscd. Notes	5.25	3/16/2037	365,000		475,568
Vodafone Group, Sr. Unscd. Notes	4.25	9/17/2050	75,000		82,040
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	225,000		255,694
Vodafone Group, Sr. Unscd. Notes	5.00	5/30/2038	60,000		72,373
Vodafone Group, Sr. Unscd. Notes	5.13	6/19/2059	110,000		135,112
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	180,000		227,625
Vodafone Group, Sr. Unscd. Notes	7.88	2/15/2030	125,000		178,260
				14,706,931

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Transportation - .5%
Burlington Northern Santa Fe, Sr. Unscd. Debs.	3.05	3/15/2022	200,000		205,471
Burlington Northern Santa Fe, Sr. Unscd. Debs.	4.55	9/1/2044	300,000		373,320
Burlington Northern Santa Fe, Sr. Unscd. Debs.	6.15	5/1/2037	300,000		430,995
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.00	12/15/2025	100,000		127,823
Canadian Pacific Railway, Sr. Unscd. Notes	6.13	9/15/2115	220,000		344,571
CSX, Sr. Unscd. Notes	3.70	11/1/2023	500,000		535,657
CSX, Sr. Unscd. Notes	3.80	3/1/2028	200,000		223,556
CSX, Sr. Unscd. Notes	4.30	3/1/2048	50,000		59,497
CSX, Sr. Unscd. Notes	4.50	8/1/2054	250,000		303,703
CSX, Sr. Unscd. Notes	4.75	11/15/2048	100,000		126,724
FedEx, Gtd. Notes	4.00	1/15/2024	250,000		271,664
FedEx, Gtd. Notes	4.75	11/15/2045	400,000		446,933
Kansas City Southern, Gtd. Notes	4.95	8/15/2045	300,000		376,587
Norfolk Southern, Sr. Unscd. Bonds	4.84	10/1/2041	350,000		441,380
Norfolk Southern, Sr. Unscd. Notes	3.85	1/15/2024	300,000		322,707
Union Pacific, Sr. Unscd. Notes	2.75	4/15/2023	400,000		411,639
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	443,000	[c]	477,199
Union Pacific, Sr. Unscd. Notes	3.95	9/10/2028	105,000		118,664
Union Pacific, Sr. Unscd. Notes	4.30	3/1/2049	55,000		65,994
United Parcel Service, Sr. Unscd. Notes	3.75	11/15/2047	80,000		89,282
				5,753,366
U.S. Government Agencies - 1.1%
Federal Home Loan Bank, Unscd. Bonds	1.88	12/9/2022	1,000,000		1,014,590
Federal Home Loan Bank, Unscd. Bonds	2.63	12/10/2021	1,500,000		1,533,649
Federal Home Loan Bank, Unscd. Bonds	3.38	12/8/2023	500,000		537,774
Federal Home Loan Bank, Unscd. Bonds	5.50	7/15/2036	480,000		705,473
Federal Home Loan Bank, Unscd. Bonds	5.63	6/11/2021	1,200,000		1,266,533
Federal Home Loan Mortgage Corp., Unscd. Notes	2.05	11/8/2024	200,000	[b]	200,233
Federal Home Loan Mortgage Corp., Unscd. Notes	2.38	1/13/2022	500,000	[b]	509,582
Federal Home Loan Mortgage Corp., Unscd. Notes	6.25	7/15/2032	1,000,000	[b]	1,493,245
Federal National Mortgage Association, Unscd. Notes	1.25	8/17/2021	500,000	[b]	499,223

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Government Agencies - 1.1% (continued)
Federal National Mortgage Association, Unscd. Notes	1.38	10/7/2021	700,000	[b]	700,067
Federal National Mortgage Association, Unscd. Notes	1.63	10/15/2024	500,000	[b]	505,320
Federal National Mortgage Association, Unscd. Notes	6.25	5/15/2029	540,000	[b]	750,325
Federal National Mortgage Association, Unscd. Notes	6.63	11/15/2030	1,000,000	[b]	1,471,814
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	700,000		1,015,588
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		256,995
				12,460,411
U.S. Government Agencies Mortgage-Backed - 26.9%
Federal Home Loan Mortgage Corp.:
2.00%, 8/1/2028-3/1/2032			385,195	[b]	387,950
2.50%, 3/1/2028-2/1/2047			4,470,649	[b]	4,562,350
3.00%, 9/1/2021-10/1/2048			20,020,706	[b]	20,728,460
3.50%, 1/1/2021-5/1/2049			16,994,707	[b]	17,829,701
4.00%, 4/1/2024-4/1/2049			13,367,640	[b]	14,235,153
4.33%, 8/1/2034			425	[b]	447
4.50%, 5/1/2023-2/1/2049			5,622,962	[b]	6,062,989
5.00%, 5/1/2023-3/1/2049			1,969,737	[b]	2,168,199
5.50%, 10/1/2020-9/1/2039			992,710	[b]	1,110,303
6.00%, 6/1/2022-7/1/2039			534,649	[b]	610,035
6.50%, 4/1/2026-9/1/2037			126,264	[b]	142,141
7.00%, 12/1/2024-9/1/2031			20,482	[b]	22,777
7.50%, 6/1/2024-11/1/2033			6,360	[b]	6,750
8.00%, 7/1/2020-10/1/2031			5,441	[b]	6,217
8.50%, 6/1/2030			296	[b]	347
Federal National Mortgage Association:
3.00%			4,600,000	[b,d]	4,706,480
2.00%, 7/1/2028-3/1/2032			752,828	[b]	759,338
2.50%, 7/1/2027-1/1/2050			8,446,457	[b]	8,601,799
2.50%			2,200,000	[b,d]	2,222,898
3.00%			5,225,000	[b,d]	5,346,923
3.00%, 10/1/2026-1/1/2050			33,866,018	[b]	35,041,066
3.50%, 8/1/2025-11/1/2049			29,975,264	[b]	31,412,921
3.50%			13,775,000	[b,d]	14,232,767
4.00%, 7/1/2024-8/1/2049			21,794,616	[b]	23,148,182
4.00%			7,350,000	[b,d]	7,677,729
4.50%, 4/1/2023-6/1/2049			9,977,415	[b]	10,753,715
4.50%			950,000	[b,d]	1,005,070
5.00%, 4/1/2020-6/1/2049			3,022,488	[b]	3,331,206

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Government Agencies Mortgage-Backed - 26.9% (continued)
5.50%, 1/1/2032-12/1/2038			1,633,092	[b]	1,825,736
6.00%, 5/1/2024-11/1/2038			992,673	[b]	1,125,440
6.50%, 10/1/2021-12/1/2037			304,910	[b]	342,848
7.00%, 8/1/2023-7/1/2032			26,254	[b]	29,280
7.50%, 4/1/2026-6/1/2031			16,952	[b]	18,621
8.00%, 3/1/2022-8/1/2030			4,673	[b]	5,144
8.50%, 7/1/2030			172	[b]	202
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			179,104		182,363
3.00%, 9/15/2042-8/15/2045			1,084,356		1,117,556
3.50%, 2/15/2026-8/15/2045			1,123,523		1,182,484
4.00%, 2/15/2041-9/15/2045			1,376,677		1,486,012
4.50%, 3/15/2039-2/15/2041			1,301,652		1,424,715
5.00%, 7/15/2033-4/15/2040			1,899,191		2,100,897
5.50%, 9/15/2020-11/15/2038			700,647		774,630
6.00%, 1/15/2029-12/15/2037			133,145		150,851
6.50%, 2/15/2024-11/15/2033			66,504		74,225
7.00%, 10/15/2027-8/15/2032			38,321		43,111
7.50%, 12/15/2023-11/15/2030			17,110		17,264
8.00%, 8/15/2024-3/15/2032			8,412		9,901
8.25%, 6/15/2027			837		868
8.50%, 10/15/2026			3,440		3,486
9.00%, 2/15/2022-2/15/2023			2,871		2,880
Government National Mortgage Association II:
2.50%			2,150,000	[d]	2,207,786
2.50%			475,000	[d]	482,793
2.50%, 3/20/2027-4/20/2047			674,445		689,736
3.00%, 11/20/2027-4/20/2048			11,372,647		11,789,929
3.00%			9,400,000	[d]	9,666,062
3.50%			14,075,000	[d]	14,520,342
3.50%, 9/20/2028-4/20/2049			14,324,988		15,003,218
4.00%, 9/20/2043-7/20/2049			10,563,329		11,110,652
4.00%			5,400,000	[d]	5,594,906
4.50%			1,150,000	[d]	1,208,578
4.50%, 7/20/2041-4/20/2049			5,878,133		6,282,286
5.00%, 1/20/2039-5/20/2049			2,266,722		2,456,767
5.00%			200,000	[d]	211,750
5.50%, 10/20/2031-6/20/2041			412,645		460,916
6.50%, 2/20/2028			337		383
8.50%, 7/20/2025			135		145
				309,718,676
U.S. Treasury Securities - 39.1%
U.S. Treasury Bonds	2.25	8/15/2046	3,770,000		3,951,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 39.1% (continued)
U.S. Treasury Bonds	2.25	8/15/2049	2,355,000	[a]	2,486,963
U.S. Treasury Bonds	2.38	11/15/2049	1,835,000		1,990,258
U.S. Treasury Bonds	2.50	2/15/2045	3,605,000		3,949,024
U.S. Treasury Bonds	2.50	5/15/2046	3,040,000		3,341,031
U.S. Treasury Bonds	2.50	2/15/2046	2,400,000		2,635,922
U.S. Treasury Bonds	2.75	8/15/2047	1,470,000		1,702,099
U.S. Treasury Bonds	2.75	11/15/2042	1,892,000		2,162,460
U.S. Treasury Bonds	2.75	11/15/2047	1,445,000		1,674,224
U.S. Treasury Bonds	2.75	8/15/2042	1,150,000		1,314,706
U.S. Treasury Bonds	2.88	11/15/2046	3,000,000		3,540,879
U.S. Treasury Bonds	2.88	5/15/2043	2,567,000		2,992,611
U.S. Treasury Bonds	2.88	5/15/2049	3,325,000		3,972,011
U.S. Treasury Bonds	3.00	5/15/2045	1,640,000		1,961,626
U.S. Treasury Bonds	3.00	2/15/2047	1,770,000		2,140,559
U.S. Treasury Bonds	3.00	5/15/2047	2,685,000		3,248,483
U.S. Treasury Bonds	3.00	8/15/2048	2,775,000		3,377,695
U.S. Treasury Bonds	3.00	2/15/2049	1,900,000		2,320,375
U.S. Treasury Bonds	3.00	11/15/2044	1,970,000		2,351,418
U.S. Treasury Bonds	3.00	2/15/2048	2,450,000		2,973,640
U.S. Treasury Bonds	3.13	8/15/2044	885,000		1,077,263
U.S. Treasury Bonds	3.13	5/15/2048	1,475,000		1,833,062
U.S. Treasury Bonds	3.13	2/15/2043	390,000		472,723
U.S. Treasury Bonds	3.13	2/15/2042	1,500,000		1,819,834
U.S. Treasury Bonds	3.38	11/15/2048	1,800,000		2,344,922
U.S. Treasury Bonds	3.38	5/15/2044	760,000		961,489
U.S. Treasury Bonds	3.50	2/15/2039	250,000		318,525
U.S. Treasury Bonds	3.63	8/15/2043	3,245,000		4,248,288
U.S. Treasury Bonds	3.63	2/15/2044	3,070,000		4,028,236
U.S. Treasury Bonds	3.75	8/15/2041	1,525,000		2,019,017
U.S. Treasury Bonds	3.75	11/15/2043	1,635,000		2,182,310
U.S. Treasury Bonds	4.25	5/15/2039	470,000		656,935
U.S. Treasury Bonds	4.38	5/15/2040	1,250,000		1,783,594
U.S. Treasury Bonds	4.38	11/15/2039	560,000		797,169
U.S. Treasury Bonds	4.38	2/15/2038	730,000		1,026,620
U.S. Treasury Bonds	4.63	2/15/2040	1,040,000		1,527,378
U.S. Treasury Bonds	4.75	2/15/2037	1,125,000		1,628,855
U.S. Treasury Bonds	4.75	2/15/2041	2,315,000		3,471,460
U.S. Treasury Bonds	5.25	11/15/2028	13,500		17,723
U.S. Treasury Bonds	5.25	2/15/2029	345,000		455,083
U.S. Treasury Bonds	5.38	2/15/2031	1,130,000		1,571,163
U.S. Treasury Bonds	5.50	8/15/2028	560,000		741,737
U.S. Treasury Bonds	6.00	2/15/2026	415,000		526,531
U.S. Treasury Bonds	6.13	11/15/2027	1,470,000		1,981,428

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 39.1% (continued)
U.S. Treasury Bonds	6.25	8/15/2023	1,110,000		1,299,090
U.S. Treasury Bonds	7.13	2/15/2023	490,000	[a]	574,984
U.S. Treasury Bonds	7.25	8/15/2022	275,000		315,600
U.S. Treasury Bonds	7.63	2/15/2025	700,000		914,361
U.S. Treasury Bonds	8.13	5/15/2021	190,000		206,161
U.S. Treasury Notes	1.13	9/30/2021	1,135,000		1,130,168
U.S. Treasury Notes	1.13	8/31/2021	2,000,000		1,991,719
U.S. Treasury Notes	1.25	8/31/2024	3,770,000		3,758,955
U.S. Treasury Notes	1.25	3/31/2021	4,145,000		4,134,637
U.S. Treasury Notes	1.25	7/31/2023	870,000		868,692
U.S. Treasury Notes	1.38	1/31/2025	4,500,000		4,510,914
U.S. Treasury Notes	1.38	1/31/2022	1,970,000		1,971,853
U.S. Treasury Notes	1.38	6/30/2023	2,035,000		2,039,968
U.S. Treasury Notes	1.38	8/31/2023	2,180,000		2,185,451
U.S. Treasury Notes	1.38	9/30/2023	395,000		396,034
U.S. Treasury Notes	1.38	10/15/2022	1,500,000		1,502,490
U.S. Treasury Notes	1.38	8/31/2026	1,615,000		1,611,720
U.S. Treasury Notes	1.50	1/31/2027	1,575,000		1,582,020
U.S. Treasury Notes	1.50	1/15/2023	1,870,000		1,880,525
U.S. Treasury Notes	1.50	11/30/2021	500,000	[a]	501,387
U.S. Treasury Notes	1.50	10/31/2021	1,750,000	[a]	1,754,170
U.S. Treasury Notes	1.50	11/30/2024	2,050,000		2,067,657
U.S. Treasury Notes	1.50	9/15/2022	1,915,000		1,924,425
U.S. Treasury Notes	1.50	9/30/2021	2,020,000		2,024,103
U.S. Treasury Notes	1.50	9/30/2024	3,570,000		3,598,518
U.S. Treasury Notes	1.50	10/31/2024	2,050,000	[a]	2,066,736
U.S. Treasury Notes	1.50	8/31/2021	3,675,000		3,681,173
U.S. Treasury Notes	1.50	8/15/2026	3,380,000		3,398,750
U.S. Treasury Notes	1.50	8/15/2022	2,500,000		2,511,621
U.S. Treasury Notes	1.50	2/28/2023	895,000		900,489
U.S. Treasury Notes	1.63	8/15/2022	55,000		55,443
U.S. Treasury Notes	1.63	8/31/2022	1,855,000		1,869,673
U.S. Treasury Notes	1.63	11/15/2022	3,335,000		3,363,790
U.S. Treasury Notes	1.63	2/15/2026	3,795,000		3,847,181
U.S. Treasury Notes	1.63	6/30/2021	2,090,000		2,096,164
U.S. Treasury Notes	1.63	8/15/2029	3,110,000		3,143,530
U.S. Treasury Notes	1.63	5/31/2023	1,610,000		1,627,201
U.S. Treasury Notes	1.63	5/15/2026	4,030,000		4,085,727
U.S. Treasury Notes	1.63	11/30/2026	1,600,000		1,621,531
U.S. Treasury Notes	1.63	12/15/2022	500,000		504,521
U.S. Treasury Notes	1.63	12/31/2021	2,500,000		2,513,574
U.S. Treasury Notes	1.63	4/30/2023	1,460,000		1,474,999
U.S. Treasury Notes	1.63	9/30/2026	1,615,000		1,636,828

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 39.1% (continued)
U.S. Treasury Notes	1.75	7/31/2021	2,065,000		2,075,648
U.S. Treasury Notes	1.75	5/15/2022	810,000		817,910
U.S. Treasury Notes	1.75	4/30/2022	1,500,000		1,514,355
U.S. Treasury Notes	1.75	6/15/2022	740,000		747,588
U.S. Treasury Notes	1.75	6/30/2024	2,145,000		2,184,548
U.S. Treasury Notes	1.75	1/31/2023	2,970,000		3,009,155
U.S. Treasury Notes	1.75	12/31/2026	1,605,000		1,639,576
U.S. Treasury Notes	1.75	12/31/2024	55,000	[a]	56,118
U.S. Treasury Notes	1.75	5/15/2023	3,920,000		3,976,656
U.S. Treasury Notes	1.75	2/28/2022	1,500,000		1,513,008
U.S. Treasury Notes	1.75	3/31/2022	2,520,000		2,543,231
U.S. Treasury Notes	1.75	9/30/2022	2,550,000		2,579,584
U.S. Treasury Notes	1.75	7/31/2024	760,000		774,280
U.S. Treasury Notes	1.75	11/30/2021	1,360,000		1,369,828
U.S. Treasury Notes	1.75	5/31/2022	535,000		540,329
U.S. Treasury Notes	1.75	11/15/2029	5,615,000		5,738,267
U.S. Treasury Notes	1.88	3/31/2022	1,980,000		2,003,242
U.S. Treasury Notes	1.88	2/28/2022	600,000		606,656
U.S. Treasury Notes	1.88	7/31/2022	2,300,000		2,331,490
U.S. Treasury Notes	1.88	11/30/2021	2,800,000		2,826,742
U.S. Treasury Notes	1.88	7/31/2026	1,655,000		1,703,292
U.S. Treasury Notes	1.88	1/31/2022	1,560,000		1,576,392
U.S. Treasury Notes	1.88	8/31/2022	1,000,000		1,014,375
U.S. Treasury Notes	1.88	10/31/2022	1,010,000		1,025,406
U.S. Treasury Notes	1.88	5/31/2022	1,000,000		1,012,812
U.S. Treasury Notes	1.88	4/30/2022	3,375,000		3,416,396
U.S. Treasury Notes	1.88	6/30/2026	1,675,000		1,723,614
U.S. Treasury Notes	2.00	8/15/2025	2,765,000		2,859,453
U.S. Treasury Notes	2.00	4/30/2024	1,185,000		1,218,513
U.S. Treasury Notes	2.00	10/31/2022	1,340,000		1,365,020
U.S. Treasury Notes	2.00	11/30/2022	2,030,000		2,069,014
U.S. Treasury Notes	2.00	10/31/2021	2,645,000		2,673,775
U.S. Treasury Notes	2.00	2/15/2023	3,745,000		3,823,484
U.S. Treasury Notes	2.00	11/15/2026	5,725,000	[a]	5,940,023
U.S. Treasury Notes	2.00	6/30/2024	905,000		931,461
U.S. Treasury Notes	2.00	7/31/2022	1,710,000		1,738,856
U.S. Treasury Notes	2.00	2/15/2022	3,000,000		3,040,605
U.S. Treasury Notes	2.00	11/15/2021	2,430,000		2,458,002
U.S. Treasury Notes	2.00	12/31/2021	1,875,000		1,897,852
U.S. Treasury Notes	2.00	5/31/2024	2,135,000		2,196,214
U.S. Treasury Notes	2.00	2/15/2025	1,500,000		1,548,691
U.S. Treasury Notes	2.13	8/15/2021	25,000		25,275
U.S. Treasury Notes	2.13	11/30/2024	800,000		829,906

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 39.1% (continued)
U.S. Treasury Notes	2.13	7/31/2024	1,140,000	1,180,212
U.S. Treasury Notes	2.13	2/29/2024	2,050,000	2,116,064
U.S. Treasury Notes	2.13	11/30/2023	2,350,000	2,421,831
U.S. Treasury Notes	2.13	5/31/2026	1,540,000	1,607,766
U.S. Treasury Notes	2.13	6/30/2021	1,770,000	1,787,665
U.S. Treasury Notes	2.13	5/15/2025	3,530,000	3,670,028
U.S. Treasury Notes	2.13	6/30/2022	5,380,000	5,484,868
U.S. Treasury Notes	2.13	5/15/2022	1,605,000	1,633,903
U.S. Treasury Notes	2.13	5/31/2021	2,860,000	2,886,086
U.S. Treasury Notes	2.13	12/31/2022	4,480,000	4,584,825
U.S. Treasury Notes	2.13	3/31/2024	1,910,000	1,972,448
U.S. Treasury Notes	2.13	12/31/2021	3,265,000	3,312,763
U.S. Treasury Notes	2.13	9/30/2021	2,100,000	2,125,840
U.S. Treasury Notes	2.13	9/30/2024	950,000	984,400
U.S. Treasury Notes	2.25	4/15/2022	705,000	719,169
U.S. Treasury Notes	2.25	1/31/2024	2,845,000	2,949,354
U.S. Treasury Notes	2.25	12/31/2023	1,430,000	1,481,335
U.S. Treasury Notes	2.25	8/15/2027	2,485,000	2,629,538
U.S. Treasury Notes	2.25	4/30/2021	1,790,000	1,807,655
U.S. Treasury Notes	2.25	12/31/2024	160,000	167,013
U.S. Treasury Notes	2.25	11/15/2025	4,235,000	4,440,712
U.S. Treasury Notes	2.25	11/15/2024	3,260,000	3,399,632
U.S. Treasury Notes	2.25	4/30/2024	3,695,000	3,837,099
U.S. Treasury Notes	2.25	7/31/2021	1,803,000	1,825,537
U.S. Treasury Notes	2.25	11/15/2027	2,260,000	2,394,011
U.S. Treasury Notes	2.38	5/15/2027	4,030,000	4,294,154
U.S. Treasury Notes	2.38	4/15/2021	4,555,000	4,604,198
U.S. Treasury Notes	2.38	8/15/2024	2,385,000	2,495,725
U.S. Treasury Notes	2.38	4/30/2026	1,425,000	1,508,524
U.S. Treasury Notes	2.38	2/29/2024	4,000,000	4,167,969
U.S. Treasury Notes	2.38	3/15/2022	2,035,000	2,079,873
U.S. Treasury Notes	2.38	3/15/2021	3,595,000	3,630,880
U.S. Treasury Notes	2.38	1/31/2023	2,055,000	2,119,299
U.S. Treasury Notes	2.38	5/15/2029	4,379,000	4,711,530
U.S. Treasury Notes	2.50	1/15/2022	1,585,000	1,620,105
U.S. Treasury Notes	2.50	2/28/2026	1,345,000	1,432,057
U.S. Treasury Notes	2.50	1/31/2024	2,175,000	2,275,254
U.S. Treasury Notes	2.50	2/15/2022	2,000,000	2,046,484
U.S. Treasury Notes	2.50	2/28/2021	2,140,000	2,163,030
U.S. Treasury Notes	2.50	5/15/2024	2,590,000	2,717,375
U.S. Treasury Notes	2.50	3/31/2023	2,120,000	2,198,506
U.S. Treasury Notes	2.50	8/15/2023	1,440,000	1,499,597
U.S. Treasury Notes	2.50	1/31/2025	2,345,000	2,477,731

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
U.S. Treasury Securities - 39.1% (continued)
U.S. Treasury Notes	2.63	7/15/2021	2,670,000	2,716,360
U.S. Treasury Notes	2.63	2/28/2023	2,105,000	2,188,624
U.S. Treasury Notes	2.63	6/15/2021	2,100,000	2,133,838
U.S. Treasury Notes	2.63	6/30/2023	2,170,000	2,265,488
U.S. Treasury Notes	2.63	5/15/2021	1,610,000	1,634,307
U.S. Treasury Notes	2.63	1/31/2026	390,000	417,787
U.S. Treasury Notes	2.63	2/15/2029	4,405,000	4,827,174
U.S. Treasury Notes	2.63	12/31/2023	2,235,000	2,346,750
U.S. Treasury Notes	2.63	12/15/2021	2,070,000	2,118,516
U.S. Treasury Notes	2.75	9/15/2021	2,090,000	2,135,392
U.S. Treasury Notes	2.75	8/15/2021	1,050,000	1,071,595
U.S. Treasury Notes	2.75	8/31/2025	1,660,000	1,783,430
U.S. Treasury Notes	2.75	8/31/2023	2,235,000	2,347,187
U.S. Treasury Notes	2.75	4/30/2023	2,110,000	2,206,598
U.S. Treasury Notes	2.75	11/15/2023	2,865,000	3,017,427
U.S. Treasury Notes	2.75	5/31/2023	1,500,000	1,570,342
U.S. Treasury Notes	2.75	2/15/2024	2,980,000	3,148,614
U.S. Treasury Notes	2.75	7/31/2023	2,180,000	2,287,212
U.S. Treasury Notes	2.75	6/30/2025	1,605,000	1,721,801
U.S. Treasury Notes	2.88	5/31/2025	810,000	873,439
U.S. Treasury Notes	2.88	7/31/2025	1,605,000	1,733,776
U.S. Treasury Notes	2.88	11/30/2023	500,000	529,102
U.S. Treasury Notes	2.88	4/30/2025	2,000,000	2,154,922
U.S. Treasury Notes	2.88	5/15/2028	4,925,000	5,465,788
U.S. Treasury Notes	2.88	10/31/2023	2,110,000	2,230,254
U.S. Treasury Notes	2.88	11/30/2025	2,220,000	2,406,229
U.S. Treasury Notes	2.88	9/30/2023	2,270,000	2,396,712
U.S. Treasury Notes	2.88	10/15/2021	2,145,000	2,199,128
U.S. Treasury Notes	2.88	11/15/2021	2,105,000	2,160,914
U.S. Treasury Notes	2.88	8/15/2028	3,420,000	3,803,681
U.S. Treasury Notes	3.00	10/31/2025	1,660,000	1,809,043
U.S. Treasury Notes	3.00	9/30/2025	1,660,000	1,807,390
U.S. Treasury Notes	3.13	5/15/2021	2,700,000	2,757,217
U.S. Treasury Notes	3.13	11/15/2028	3,150,000	3,575,004
U.S. Treasury Notes	3.63	2/15/2021	1,491,000	1,523,383
				450,486,183
Utilities - 2.0%
AEP Texas, Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000	212,797
Alabama Power, Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	200,000	224,257
Ameren Illinois, First Mortgage Bonds	4.50	3/15/2049	250,000	323,628
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2047	110,000	123,218

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.0% (continued)
Utilities - 2.0% (continued)
American Water Capital, Sr. Unscd. Notes	3.85	3/1/2024	250,000		268,131
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	250,000		301,306
Atmos Energy, Sr. Unscd. Notes	4.13	10/15/2044	350,000		411,419
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.80	7/15/2048	445,000		500,702
Berkshire Hathaway Energy, Sr. Unscd. Notes	5.15	11/15/2043	250,000		332,763
Commonwealth Edison, First Mortgage Bonds	4.00	3/1/2049	250,000		295,143
Commonwealth Edison, First Mortgage Bonds	5.90	3/15/2036	471,000		653,753
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000		281,489
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 06-C	4.30	12/1/2056	450,000		543,110
Dominion Energy, Sr. Unscd. Notes, Ser. B	2.75	9/15/2022	200,000		204,109
Dominion Energy, Sr. Unscd. Notes, Ser. C	4.05	9/15/2042	200,000		221,687
Dominion Energy, Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000		134,374
Dominion Energy South Carolina, First Mortgage Bonds	6.63	2/1/2032	200,000		279,453
DTE Electric, Mortgage Bonds	3.38	3/1/2025	500,000		533,687
Duke Energy, Sr. Unscd. Notes	3.75	4/15/2024	250,000		267,587
Duke Energy Carolinas, First Mortgage Bonds	2.45	2/1/2030	200,000	[a]	204,534
Duke Energy Carolinas, First Mortgage Bonds	3.20	8/15/2049	400,000		422,890
Duke Energy Carolinas, First Mortgage Bonds	3.90	6/15/2021	400,000		410,118
Duke Energy Carolinas, First Mortgage Bonds	4.00	9/30/2042	250,000		291,612
Duke Energy Florida, First Mortgage Bonds	3.40	10/1/2046	300,000		323,419
Duke Energy Florida, First Mortgage Bonds	3.80	7/15/2028	400,000		447,792
Duke Energy Florida, First Mortgage Bonds	6.40	6/15/2038	150,000		224,930
Emera US Finance, Gtd. Notes	4.75	6/15/2046	100,000		121,191
Enel Generacion Chile, Sr. Unscd. Notes	4.25	4/15/2024	250,000		265,146
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	400,000		495,951
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	150,000		185,539

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Utilities - 2.0% (continued)
Florida Power & Light, First Mortgage Bonds	3.70	12/1/2047	50,000	57,684
Florida Power & Light, First Mortgage Bonds	3.99	3/1/2049	200,000	242,558
Florida Power & Light, First Mortgage Bonds	4.05	10/1/2044	400,000	483,647
Georgia Power, Sr. Unscd. Notes	3.25	4/1/2026	500,000	528,859
Georgia Power, Sr. Unscd. Notes	3.25	3/30/2027	250,000	266,582
Hydro-Quebec, Gov't Gtd. Debs., Ser. HH	8.50	12/1/2029	400,000	622,362
Hydro-Quebec, Gov't Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	32,568
Indiana Michigan Power, Sr. Unscd. Notes	6.05	3/15/2037	300,000	415,751
Interstate Power & Light, Sr. Unscd. Debs.	3.70	9/15/2046	150,000	162,941
Interstate Power & Light, Sr. Unscd. Notes	4.10	9/26/2028	300,000	341,271
MidAmerican Energy, First Mortgage Bonds	3.15	4/15/2050	125,000	132,110
MidAmerican Energy, First Mortgage Bonds	3.50	10/15/2024	200,000	215,032
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/2037	400,000	591,084
NextEra Energy Capital Holdings, Gtd. Debs.	5.65	5/1/2079	300,000	336,195
Nisource, Sr. Unscd. Notes	3.49	5/15/2027	420,000	452,369
Oncor Electric Delivery, Sr. Scd. Notes	5.75	3/15/2029	170,000	219,129
Oncor Electric Delivery, Sr. Scd. Notes	7.00	5/1/2032	250,000	368,899
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	300,000	361,933
PPL Capital Funding, Gtd. Notes	3.40	6/1/2023	400,000	417,389
PPL Electric Utilities, First Mortgage Bonds	3.00	10/1/2049	250,000	252,198
PPL Electric Utilities, First Mortgage Bonds	4.75	7/15/2043	500,000	632,657
Progress Energy, Sr. Unscd. Notes	7.75	3/1/2031	480,000	694,842
Public Service Electric & Gas, First Mortgage Notes	3.25	9/1/2023	300,000	315,800
Puget Sound Energy, Sr. Scd. Notes	3.25	9/15/2049	150,000	160,809
San Diego Gas & Electric, First Mortgage Bonds, Ser. NNN	3.60	9/1/2023	400,000	423,905
Sempra Energy, Sr. Unscd. Notes	2.88	10/1/2022	1,000,000	1,025,158
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/2048	50,000	55,456
Southern California Edison, First Mortgage Bonds	3.88	6/1/2021	400,000	408,352

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.0% (continued)
Utilities - 2.0% (continued)
Southern California Edison, First Mortgage Notes, Ser. 08-A	5.95	2/1/2038	70,000	94,607
Southern California Edison, Sr. Unscd. Notes	6.65	4/1/2029	450,000	567,112
Southern Company Gas Capital, Gtd. Notes	3.50	9/15/2021	193,000	197,768
Southernwestern Public Service, First Mortgage Bonds	3.40	8/15/2046	350,000	374,836
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	300,000	336,224
Tampa Electric, Sr. Unscd. Notes	4.35	5/15/2044	250,000	303,312
The Toledo Edison Company, Sr. Scd. Notes	6.15	5/15/2037	200,000	286,265
Virginia Electric & Power, Sr. Unscd. Notes	4.00	1/15/2043	500,000	577,995
Washington Gas Light, Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	500,000	545,561
WEC Energy Group, Sr. Unscd. Bonds	3.55	6/15/2025	140,000	150,600
Wisconsin Public Service, Sr. Unscd. Notes	3.35	11/21/2021	100,000	103,150
Xcel Energy, Sr. Unscd. Notes	6.50	7/1/2036	200,000	277,852
				23,538,557
Total Bonds and Notes (cost $1,087,274,203)			1,151,836,971
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 5.3%
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $61,235,008)	1.56		61,235,008	[e] 61,235,008

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,398,348)	1.56		3,398,348	[e] 3,398,348
Total Investments (cost $1,151,907,559)			105.6%	1,216,470,327
Liabilities, Less Cash and Receivables			(5.6%)	(64,485,277)
Net Assets			100.0%	1,151,985,050

a Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $17,440,651 and the value of the collateral was $17,916,163, consisting of cash collateral of $3,398,348 and U.S. Government & Agency securities valued at $14,517,815.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $7,225,485 or .63% of net assets.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	6,784,888	-	6,784,888
Collateralized Municipal-Backed Securities	-	10,643,919	-	10,643,919
Commercial Mortgage-Backed	-	16,040,159	-	16,040,159
Corporate Bonds	-	320,424,815	-	320,424,815
Foreign Governmental	-	17,965,443	-	17,965,443
Investment Companies	64,633,356	-	-	64,633,356
Municipal Securities	-	7,312,477	-	7,312,477
U.S. Government Agencies Mortgage-Backed	-	309,718,676	-	309,718,676
U.S. Government Securities	-	12,460,411	-	12,460,411
U.S. Treasury Securities	-	450,486,183	-	450,486,183
Liabilities ($)
Securities Sold Short:
TBA Sale Commitments	-	(4,600,350)	-	(4,600,350)

†  See Statement of Investments for additional detailed categorizations, if any.

TBA Sale Commitments
BNY Mellon Bond Market Index Fund

January 31, 2020 (Unaudited)

Description	Principal Amount ($)		Value ($)
Bonds and Notes - .4%
U.S. Government Agencies Mortgage-Backed - .4%
Federal National Mortgage Association
4.50%	1,000,000	[a,b]	1,058,047
2.00%	100,000	[a,b]	99,992
4.00%	50,000	[a,b]	52,270
4.50%	175,000	[a,b]	181,045
5.50%	450,000	[a,b]	485,168
Government National Mortgage Association
4.00%	550,000	[a]	581,102
4.00%	125,000	[a]	131,416
5.00%	1,275,000	[a]	1,368,832
5.50%	500,000	[a]	536,478
Government National Mortgage Association II
5.50%	100,000	[a]	106,000
Total Sale Commitments (proceeds $4,593,022)		4,600,350

a Purchased on a forward commitment basis.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”).

NOTES

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the

NOTES

contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At January 31, 2020, accumulated net unrealized appreciation on investments was $64,562,768, consisting of $65,139,886 gross unrealized appreciation and $577,118 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.